UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Variable Portfolio – Partners Core Bond Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 49	0.48%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark, where higher risk premiums and yields could be found. With credit spreads well supported by a resilient economy, these sectors outperformed on a relative basis.
Security selection
| Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to positive benchmark relative returns. In addition, security selection within mortgage-backed securities contributed positively as volatility within the sector offered active management opportunities to take advantage of market gyrations. Finally, active participation in new issues within the investment-grade corporate bond sector produced attractive entry points.
Commercial mortgage-backed securities
| An overweight allocation and security selection within commercial mortgage-backed securities sector produced strong results for the Fund. The sector was among the benchmark’s best performers with many securities offering elevated yields as the sector continued to be challenged by remote work within office properties but had strong demand in multi-family rentals and hospitality-based properties.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates was to have a slightly longer duration profile than the benchmark. As U.S. Treasury yields moved higher over the period, this produced a small detractor from performance relative to the benchmark.
Investment grade corporates
| A slightly lower than benchmark allocation to the investment-grade corporate sector limited returns from one of the benchmark’s better performing sectors.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	2.25	0.16	1.59
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,777,693,132
Total number of portfolio holdings	2,497
Management services fees (represents 0.47% of Fund average net assets)	$ 22,524,735
Portfolio turnover for the reporting period	220%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2041 1.875%	1.0%
U.S. Treasury 11/30/2029 4.125%	0.9%
U.S. Treasury 11/15/2041 2.000%	0.8%
U.S. Treasury 08/15/2054 4.250%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.500%	0.6%
Federal National Mortgage Association 06/01/2052 3.000%	0.6%
U.S. Treasury 12/31/2029 4.375%	0.6%
U.S. Treasury 11/15/2040 0.000%	0.6%
U.S. Treasury 11/15/2033 4.500%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio – Partners Core Bond Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Variable Portfolio – Partners Core Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 74	0.73%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance resulted from investing in non-benchmark sectors including high-yield bonds, non-agency mortgage-backed securities and securitized credit sectors not represented within the benchmark, where higher risk premiums and yields could be found. With credit spreads well supported by a resilient economy, these sectors outperformed on a relative basis.
Security selection
| Exposure to consumer-based loans across a diversified set of asset-backed securities contributed to positive benchmark relative returns. In addition, security selection within mortgage-backed securities contributed positively as volatility within the sector offered active management opportunities to take advantage of market gyrations. Finally, active participation in new issues within the investment-grade corporate bond sector produced attractive entry points.
Commercial mortgage-backed securities
| An overweight allocation and security selection within commercial mortgage-backed securities sector produced strong results for the Fund. The sector was among the benchmark’s best performers with many securities offering elevated yields as the sector continued to be challenged by remote work within office properties but had strong demand in multi-family rentals and hospitality-based properties.
Top Performance Detractors
Interest rate positioning
| The Fund’s positioning with respect to interest rates was to have a slightly longer duration profile than the benchmark. As U.S. Treasury yields moved higher over the period, this produced a small detractor from performance relative to the benchmark.
Investment grade corporates
| A slightly lower than benchmark allocation to the investment-grade corporate sector limited returns from one of the benchmark’s better performing sectors.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	2.01	(0.10)	1.33
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
(a)
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund Statistics
Fund net assets	$ 3,777,693,132
Total number of portfolio holdings	2,497
Management services fees (represents 0.47% of Fund average net assets)	$ 22,524,735
Portfolio turnover for the reporting period	220%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
U.S. Treasury 02/15/2041 1.875%	1.0%
U.S. Treasury 11/30/2029 4.125%	0.9%
U.S. Treasury 11/15/2041 2.000%	0.8%
U.S. Treasury 08/15/2054 4.250%	0.7%
Federal Home Loan Mortgage Corp. 10/01/2032 2.500%	0.7%
Uniform Mortgage-Backed Security TBA 01/14/2055 5.500%	0.6%
Federal National Mortgage Association 06/01/2052 3.000%	0.6%
U.S. Treasury 12/31/2029 4.375%	0.6%
U.S. Treasury 11/15/2040 0.000%	0.6%
U.S. Treasury 11/15/2033 4.500%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	41,999	40,290	0	0
Audit-related fees (b)	25,000	25,000	0	0
Tax fees (c)	16,055	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Variable Portfolio – Partners Core Bond Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Variable Portfolio – Partners Core Bond Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
30-day Average SOFR + 0.914% Floor 0.800% 12/26/2044	5.483%	354,226	334,435
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	2,971,310	1,790,491
Ally Auto Receivables Trust
Series 2024-2 Class A3
07/16/2029	4.140%	3,121,000	3,102,302
Series 2024-2 Class A4
10/15/2030	4.140%	1,214,000	1,196,692
Subordinated Series 2022-3 Class A4
06/15/2031	5.070%	1,013,000	1,019,462
American Express Credit Account Master Trust
Series 2023-4 Class A
09/15/2030	5.150%	1,086,000	1,105,058
Americredit Automobile Receivables Trust
Series 2023-1 Class A3
11/18/2027	5.620%	908,000	915,067
AmeriCredit Automobile Receivables Trust
Series 2022-2 Class A3
04/18/2028	4.380%	948,499	947,546
Series 2023-2 Class A3
05/18/2028	5.810%	1,810,000	1,837,163
BA Credit Card Trust
Series 2024-A1 Class A
05/15/2029	4.930%	5,172,000	5,219,751
Bastion Funding I LLC(a),(c)
Series 2023-1A Class A2
04/25/2038	7.119%	2,383,240	2,407,073
Business Jet Securities LLC(a)
Subordinated Series 2022-1A Class C
06/15/2037	6.413%	2,510,358	2,452,137
Subordinated Series 2024-1A Class C
05/15/2039	9.132%	3,333,575	3,389,682
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	842,800	777,302
Carvana Auto Receivables Trust(a)
Subordinated Series 2024-N3 Class D
12/10/2030	5.380%	5,000,000	4,897,607
Chase Auto Owner Trust(a)
Series 2022-AA Class A4
03/27/2028	3.990%	1,305,000	1,290,417
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month Term SOFR + 1.764% Floor 1.650% 11/26/2046	6.103%	405,157	404,325
College Ave Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	266,738	255,663
Series 2019-A Class A2
12/28/2048	3.280%	679,765	633,592
COOF Securitization Trust Ltd.(a),(d),(e)
CMO Series 2014-1 Class A
06/25/2040	3.015%	179,175	12,128
Credit Acceptance Auto Loan Trust(a)
Series 2024-2A Class C
10/16/2034	6.700%	6,667,000	6,733,829
Subordinated Series 2023-1A Class C
07/15/2033	7.710%	5,195,000	5,392,780
Subordinated Series 2023-2A Class C
09/15/2033	7.150%	3,750,000	3,819,648
Subordinated Series 2023-3A Class C
12/15/2033	7.620%	5,000,000	5,141,858
Subordinated Series 2023-5A Class C
04/17/2034	7.300%	5,390,000	5,380,541
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,743,239
Diamond Resorts Owner Trust(a)
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	873,929	851,957
Discover Card Execution Note Trust
Series 2023-A2 Class A
06/15/2028	4.930%	6,542,000	6,583,832
Exeter Automobile Receivables Trust(a)
Series 2022-3A Class E
01/15/2030	9.090%	7,000,000	6,949,860
Subordinated Series 2023-2A Class E
11/15/2030	9.750%	863,000	925,812
Subordinated Series 2023-4A Class E
02/18/2031	9.570%	2,035,000	2,150,251
Exeter Automobile Receivables Trust
Subordinated Series 2022-5A Class D
02/15/2029	7.400%	5,000,000	5,129,134
Subordinated Series 2023-5A Class D
02/15/2030	7.130%	2,934,000	3,021,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,444,730	2,470,177
Flagship Credit Auto Trust(a)
Series 2019-4 Class D
01/15/2026	3.120%	384,708	384,097
FMC GMSR Issuer Trust(a),(d)
Series 2024-SAT1 Class A
03/26/2027	6.500%	6,275,000	6,234,042
Ford Credit Auto Lease Trust
Series 2024-A Class A4
06/15/2027	5.050%	915,000	916,757
Ford Credit Auto Owner Trust
Series 2022-D Class A4
03/15/2028	5.300%	917,000	926,191
Series 2023-A Class A3
02/15/2028	4.650%	3,954,000	3,959,188
Series 2024-D Class A3
08/15/2029	4.610%	1,947,000	1,943,695
Series 2024-D Class A4
09/15/2030	4.660%	1,312,000	1,311,716
Ford Credit Floorplan Master Owner Trust(a)
Series 2024-4 Class A
09/15/2031	4.400%	3,168,000	3,106,834
Foundation Finance Trust(a)
Series 2020-1A Class A
07/16/2040	3.540%	405,151	402,363
Subordinated Series 2023-2A Class B
06/15/2049	6.970%	4,000,000	4,093,250
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	841,350
FREED ABS Trust(a)
Subordinated Series 2021-3FP Class D
11/20/2028	2.370%	902,603	894,033
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	404,759	401,523
Subordinated Series 2023-4A Class D
08/15/2029	7.180%	2,835,000	2,912,370
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	1,591,904	1,566,799
GM Financial Automobile Leasing Trust
Series 2023-2 Class A4
05/20/2027	5.090%	1,277,000	1,280,590
Series 2023-3 Class A4
08/20/2027	5.440%	812,000	818,577
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 Class A3
08/16/2027	4.820%	1,179,194	1,180,349
GM Financial Revolving Receivables Trust(a)
Series 2024-1 Class A
12/11/2036	4.980%	1,302,000	1,315,659
Series 2024-2 Class A
03/11/2037	4.520%	2,185,000	2,163,436
GMF Floorplan Owner Revolving Trust(a)
Series 2024-4A Class A1
11/15/2029	4.730%	3,029,000	3,027,140
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	132,391	119,254
Series 2017-2A Class A
10/15/2053	3.260%	679,813	607,941
Series 2019-2A Class A
04/15/2055	2.760%	968,246	804,829
Goodgreen Trust(a),(c),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	94,126	86,747
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	212,290	189,611
Series 2017-1A Class A2
09/20/2047	4.460%	347,979	315,192
Series 2017-3A Class A2
09/20/2048	3.950%	443,641	393,026
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class D
30-day Average SOFR + 3.750% Floor 3.750% 04/20/2037	8.548%	3,998,500	4,008,002
Honda Auto Receivables Owner Trust
Series 2024-2 Class A3
11/20/2028	5.270%	3,801,000	3,847,692
Hyundai Auto Lease Securitization Trust(a)
Series 2023-C Class A4
09/15/2027	5.840%	1,350,000	1,367,636
Series 2024-C Class A3
04/17/2028	4.620%	2,505,000	2,507,688
Hyundai Auto Receivables Trust
Series 2021-C Class A4
12/15/2027	1.030%	1,650,000	1,618,026
Series 2022-A Class A3
10/15/2026	2.220%	1,004,047	996,485
Series 2023-A Class A4
07/17/2028	4.480%	1,844,000	1,839,400
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-B Class A3
04/17/2028	5.480%	1,040,000	1,051,448
Lending Funding Trust(a)
Subordinated Series 2020-2 Class D
04/21/2031	6.770%	6,000,000	5,786,078
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class C
10/15/2028	7.699%	2,824,439	2,771,498
Lendmark Funding Trust(a)
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,487,537
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	5,000,000	4,590,541
Subordinated Series 2021-1A Class D
11/20/2031	5.050%	3,000,000	2,726,980
Subordinated Series 2021-2 Class D
04/20/2032	4.460%	6,000,000	5,255,216
Subordinated Series 2022-1A Class E
07/20/2032	7.580%	5,000,000	4,967,003
Mariner Finance issuance Trust(a)
Series 2024-BA Class E
11/20/2038	8.800%	6,500,000	6,497,008
Mariner Finance Issuance Trust(a)
Subordinated Series 2021-AA Class E
03/20/2036	5.400%	5,000,000	4,624,205
Subordinated Series 2023-AA Class E
10/22/2035	11.120%	2,400,000	2,497,213
Marlette Funding Trust(a)
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	3,420,000	3,475,338
Mercedes-Benz Auto Receivables Trust
Series 2022-1 Class A4
02/15/2029	5.250%	2,122,000	2,144,943
Mercury Financial Credit Card Master Trust(a)
Series 2023-1A Class A
09/20/2027	8.040%	5,937,000	5,941,699
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	410,330	410,346
MVW LLC(a)
Subordinated Series 2023-2A Class D
11/20/2040	9.330%	1,779,743	1,802,108
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month Term SOFR + 2.264% 12/15/2045	6.662%	486,782	489,232
Navient Private Education Refi Loan Trust(a)
Series 2018-DA Class A2A
12/15/2059	4.000%	963,683	946,961
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class A2A
01/15/2043	3.420%	407,953	401,900
Series 2019-CA Class A2
02/15/2068	3.130%	335,952	326,665
Series 2019-D Class A2A
12/15/2059	3.010%	1,281,912	1,215,328
Series 2019-FA Class A2
08/15/2068	2.600%	923,880	877,094
Series 2020-EA Class A
05/15/2069	1.690%	2,522,706	2,330,856
Series 2020-GA Class A
09/16/2069	1.170%	864,153	790,269
Series 2021-CA Class A
10/15/2069	1.060%	2,205,170	1,973,844
Series 2021-EA Class A
12/16/2069	0.970%	3,157,596	2,786,305
Series 2021-FA Class A
02/18/2070	1.110%	2,003,883	1,751,358
Series 2021-GA Class A
04/15/2070	1.580%	505,514	448,987
Series 2022-A Class A
07/15/2070	2.230%	5,005,342	4,488,801
Navient Student Loan Trust(a)
Series 2021-3A Class A1A
08/25/2070	1.770%	1,971,629	1,722,012
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
90-day Average SOFR + 0.442% Floor 0.180% 10/27/2036	5.625%	371,056	368,942
Series 2004-4 Class A5
90-day Average SOFR + 0.422% Floor 0.160% 01/25/2037	5.605%	856,595	853,027
Series 2005-1 Class A5
90-day Average SOFR + 0.372% Floor 0.110% 10/25/2033	5.555%	1,290,778	1,278,701
Series 2005-2 Class A5
90-day Average SOFR + 0.362% Floor 0.100% 03/23/2037	5.118%	2,350,157	2,330,049
Series 2005-3 Class A5
90-day Average SOFR + 0.382% Floor 0.120% 12/24/2035	5.138%	1,959,075	1,942,889
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2005-4 Class A4
90-day Average SOFR + 0.442% Floor 0.180% 03/22/2032	5.198%	178,187	172,252
Nissan Auto Lease Trust
Series 2023-B Class A4
11/15/2027	5.610%	1,804,000	1,817,535
Nissan Auto Receivables Owner Trust
Series 2022-B Class A4
11/15/2029	4.450%	1,270,000	1,267,998
Series 2024-A Class A3
12/15/2028	5.280%	4,073,000	4,124,083
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	391,047	388,195
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	590,723
Oportun Issuance Trust(a)
Subordinated Series 2022-A Class C
06/09/2031	7.400%	5,250,000	5,292,022
PenFed Auto Receivables Owner Trust(a)
Series 2022-A Class A3
04/15/2026	3.960%	205,890	205,762
Series 2022-A Class A4
12/15/2028	4.180%	948,000	945,038
Regional Management Issuance Trust(a)
Subordinated Series 2021-2 Class D
08/15/2033	4.940%	4,300,000	3,852,616
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	174,492	158,766
Renew Financial(a)
Series 2023-1A Class A
11/20/2058	5.900%	3,489,366	3,381,652
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	246,517	246,741
Series 2024-3 Class A3
01/16/2029	5.630%	2,002,000	2,027,269
Series 2024-4 Class A3
01/16/2029	4.850%	1,932,000	1,938,324
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	2,647,000	2,728,344
SBNA Auto Lease Trust(a)
Series 2024-C Class A3
02/22/2028	4.560%	1,740,000	1,740,697
Series 2024-C Class A4
03/20/2029	4.420%	1,174,000	1,168,046
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBNA Auto Receivables Trust(a)
Series 2024-A Class A3
12/15/2028	5.320%	1,225,000	1,231,239
Series 2024-A Class A4
04/16/2029	5.210%	525,000	527,552
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	4,981,083
Subordinated Series 2022-2A Class E
06/20/2035	6.500%	4,484,000	4,336,663
SFS Auto Receivables Securitization Trust(a)
Series 2024-1A Class A3
05/21/2029	4.950%	2,726,000	2,736,060
Series 2024-1A Class A4
01/21/2031	4.940%	462,000	464,349
Series 2024-2A Class A3
11/20/2029	5.330%	1,720,000	1,739,927
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	1,801,245	1,796,490
Subordinated Series 2024-1A Class D
01/20/2043	8.020%	1,456,929	1,472,175
Subordinated Series 2024-2A Class D
06/20/2041	7.480%	1,718,050	1,728,796
SMB Private Education Loan Trust(a),(b)
Series 2016-C Class A2B
1-month Term SOFR + 1.214% Floor 1.100% 09/15/2034	5.612%	29,811	29,817
SMB Private Education Loan Trust(a)
Series 2018-A Class A2A
02/15/2036	3.500%	1,774,965	1,742,111
Series 2021-A Class APT1
01/15/2053	1.070%	2,822,229	2,499,378
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	49,539	48,677
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	175,489	162,157
Series 2021-B Class AFX
02/15/2047	1.140%	1,569,314	1,354,975
Stream Innovations Issuer Trust(a)
Subordinated Series 2024-1A Class C
07/15/2044	11.400%	2,449,000	2,633,889
Subordinated Series 2024-2A Class C
02/15/2045	9.050%	1,650,000	1,686,594
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synchrony Card Funding LLC
Series 2023-A1 Class A
07/15/2029	5.540%	4,262,000	4,320,683
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	395,681	396,576
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	1,512,707	1,514,738
Series 2024-1A Class A
09/20/2029	5.050%	2,739,000	2,761,360
Series 2024-2A Class A
05/21/2029	4.250%	2,156,000	2,139,178
Toyota Auto Loan Extended Note Trust(a)
Series 2024-1A Class A
11/25/2036	5.160%	2,184,000	2,218,404
Toyota Auto Receivables Owner Trust
Series 2022-D Class A4
04/17/2028	5.430%	1,158,000	1,169,741
Series 2023-C Class A3
04/17/2028	5.160%	2,793,000	2,815,259
United Auto Credit Securitization Trust(a)
Series 2022-2 Class E
04/10/2029	10.000%	1,000,000	551,238
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	534,088	523,484
US Auto Funding(a)
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	2,806,068	2,748,433
US Auto Funding Trust(a)
Subordinated Series 2022-1A Class D
07/15/2027	9.140%	5,000,000	50
Verizon Master Trust(g)
Series 2022-4 Class A
11/20/2028	3.400%	2,587,000	2,576,181
Series 2022-6 Class A
01/22/2029	3.670%	1,248,000	1,242,293
Series 2023-1 Class A
01/22/2029	4.490%	3,606,000	3,606,297
Verizon Master Trust
Series 2023-2 Class A
04/13/2028	4.890%	1,325,000	1,326,200
Series 2023-4 Class A1A
06/20/2029	5.160%	6,117,000	6,172,865
Series 2024-1 Class A1A
12/20/2028	5.000%	4,148,000	4,169,177
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VM Debt LLC(a),(c),(f)
Series 2019-1 Class A1A
07/18/2027	7.460%	8,997,766	6,955,273
Volkswagen Auto Loan Enhanced Trust
Series 2023-1 Class A3
06/20/2028	5.020%	2,634,000	2,652,491
Series 2024-1 Class A3
07/20/2029	4.630%	2,878,000	2,885,354
Series 2024-1 Class A4
06/20/2031	4.670%	1,100,000	1,099,451
Westlake Automobile Receivables Trust(a)
Subordinated Series 2023-4A Class D
07/16/2029	7.190%	4,150,000	4,319,960
WF Card Issuance Trust
Series 2024-A1 Class A
02/15/2029	4.940%	5,222,000	5,272,892
Series 2024-A2 Class A
10/15/2029	4.290%	3,287,000	3,268,723
World Financial Network Credit Card Master Note Trust
Series 2024-B Class A
05/15/2031	4.620%	1,746,000	1,741,010
World Financial Network Credit Card Master Trust
Series 2024-A Class A
02/17/2031	5.470%	610,000	620,425
World Omni Select Auto Trust
Series 2023-A Class A2A
03/15/2027	5.920%	347,665	348,406
Total Asset-Backed Securities — Non-Agency (Cost $373,066,830)			365,650,282

Commercial Mortgage-Backed Securities - Agency 5.6%

Fannie Mae Multifamily REMIC Trust(d)
Series 2022-M10 Class A2
01/25/2032	1.938%	7,800,000	6,389,957
Series 2022-M1S Class A2
04/25/2032	2.083%	8,700,000	7,261,566
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	730,438
Series K145 Class AM (FHLMC)
06/25/2055	2.580%	8,250,000	7,049,237
Series K146 Class A2 (FHLMC)
06/25/2032	2.920%	5,900,000	5,182,920
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series W5FX Class AFX
04/25/2028	3.214%	1,256,000	1,200,214
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
01/01/2027	3.710%	2,803,146	2,756,819
02/01/2027	3.340%	1,000,000	972,344
05/01/2027	2.430%	2,225,985	2,118,159
06/01/2027	2.370%	4,517,789	4,286,234
06/01/2027	3.000%	1,877,983	1,809,799
06/01/2028	3.570%	2,724,738	2,637,022
11/01/2028	1.800%	7,300,000	6,549,404
11/01/2028	5.585%	4,558,325	4,697,194
02/01/2029	3.740%	1,515,000	1,454,899
10/01/2029	3.121%	2,140,524	2,019,198
02/01/2030	2.570%	2,440,433	2,210,333
02/01/2030	2.920%	2,556,779	2,358,370
02/01/2030	3.550%	1,000,000	939,581
05/01/2030	3.420%	8,732,946	8,190,324
06/01/2030	3.130%	4,812,000	4,428,760
07/01/2030	3.850%	4,279,550	4,097,780
02/01/2031	3.260%	6,236,000	5,713,031
01/01/2032	2.730%	2,435,507	2,142,844
01/01/2032	2.730%	1,825,000	1,599,991
01/01/2032	2.780%	2,073,179	1,840,646
01/01/2032	2.970%	1,508,942	1,355,084
02/01/2032	2.990%	2,801,573	2,514,465
05/01/2032	3.090%	5,565,000	4,909,689
06/01/2032	3.540%	7,921,000	7,217,442
11/01/2032	1.456%	9,132,036	7,222,111
11/01/2032	4.180%	6,605,000	6,294,237
11/01/2032	4.230%	3,882,032	3,732,176
11/01/2032	4.705%	3,400,000	3,355,631
12/01/2032	4.830%	4,663,670	4,644,750
01/01/2033	3.820%	8,773,738	8,196,101
11/01/2033	2.430%	1,291,515	1,079,936
12/01/2033	2.500%	1,590,364	1,328,432
04/01/2035	3.330%	2,292,054	2,030,049
10/01/2035	2.880%	5,000,000	4,095,137
06/01/2037	5.888%	331,226	330,188
Series 2017-M5 Class A2
04/25/2029	3.176%	1,093,969	1,022,845
Series 2017-T1 Class A
06/25/2027	2.898%	2,748,928	2,612,628
Series 2021-M3 Class 1A1
11/25/2033	1.000%	563,831	557,346
Federal National Mortgage Association(d)
Series 2017-M12 Class A2
06/25/2027	3.061%	1,429,049	1,380,053
Series 2018-M10 Class A2
07/25/2028	3.355%	2,632,878	2,528,909
Series 2018-M3 Class A2
02/25/2030	3.063%	815,447	754,346
Series 2018-M4 Class A2
03/25/2028	3.057%	1,051,356	1,002,003
Series 2022-M13 Class A2
06/25/2032	2.594%	11,430,000	9,737,521
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-M3 Class A2
11/25/2031	1.707%	16,900,000	13,776,926
Series 2023-M8 Class A2
03/25/2033	4.471%	3,685,000	3,536,411
Federal National Mortgage Association(d),(e)
Series 2021-M3 Class X1
11/25/2033	1.909%	33,178,227	2,462,332
Freddie Mac Multiclass Certificates(d),(e)
Series 2021-P011 Class X1
09/25/2045	1.767%	19,536,176	2,165,323
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M2
3-month Term SOFR + 3.750% 01/25/2051	8.319%	1,000,000	1,021,017
Freddie Mac Multifamily Structured Pass-Through Certificates(d),(e)
Series KL05 Class X1P (FHLMC)
06/25/2029	0.892%	75,000,000	2,651,663
FREMF Mortgage Trust(a),(d)
Subordinated Series 2016-K59 Class B
11/25/2049	3.580%	2,383,000	2,319,811
Subordinated Series 2019-K92 Class B
05/25/2052	4.198%	6,000,000	5,685,333
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	5.117%	201,505	200,888
CMO Series 2015-H15 Class FJ
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 06/20/2065	5.207%	1,183,290	1,181,541
CMO Series 2015-H16 Class FG
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.207%	1,284,696	1,282,513
CMO Series 2015-H16 Class FL
1-month Term SOFR + 0.554% Floor 0.440%, Cap 11.000% 07/20/2065	5.207%	662,020	661,059
CMO Series 2015-H18 Class FA
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 06/20/2065	5.217%	214,477	214,127
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Multifamily Connecticut Avenue Securities Trust(a),(b)
Subordinated Series 2020-01 Class M10
30-day Average SOFR + 3.864% Floor 3.750% 03/25/2050	8.433%	7,677,110	7,798,650
Total Commercial Mortgage-Backed Securities - Agency (Cost $227,692,517)			213,495,737

Commercial Mortgage-Backed Securities - Non-Agency 6.5%

American Homes 4 Rent Trust(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,015,099	1,009,945
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,149,191
Subordinated Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	1,992,030
Subordinated Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	1,823,739
AMSR Trust(a)
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,654,685
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	3,946,832
Subordinated Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,521,476
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	4,152,565
Subordinated Series 2020-SFR5 Class F
11/17/2037	2.686%	5,000,000	4,868,589
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,556,758
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	4,936,756
Subordinated Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,618,412
Subordinated Series 2021-SFR4 Class F1
12/17/2038	3.158%	4,000,000	3,743,661
Subordinated Series 2022-SFR1 Class F
03/17/2039	6.021%	8,500,000	8,322,509
Subordinated Series 2022-SFR3 Class F
10/17/2039	4.000%	4,100,000	3,751,786
AMSR Trust(a),(d)
Series 2021-SFR1 Class E1
06/17/2038	2.751%	2,250,000	2,014,201
Series 2021-SFR1 Class E2
06/17/2038	2.900%	2,250,000	2,015,763
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AREIT Trust(a),(b)
Series 2021-CRE5 Class C
1-month Term SOFR + 2.364% Floor 2.250% 08/17/2026	6.746%	8,000,000	7,975,870
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	465,153	459,166
BBCMS Mortgage Trust(a),(d)
Subordinated Series 2016-ETC Class E
08/14/2036	3.609%	8,000,000	6,885,374
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(e)
CMO Series 2007-T26 Class X1
01/12/2045	0.952%	40,955	0
BMD2 Re-Remic Trust(a),(h)
Series 2019-FRR1 Class 6C
05/25/2052	0.000%	8,685,000	6,042,789
BMD2 Re-Remic Trust(a),(i)
Subordinated Series 2019-FRR1 Class 5D1
05/25/2052	0.000%	6,739,000	4,544,753
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.212%	6,056,000	6,044,645
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	382,924	363,706
COMM Mortgage Trust
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,501,741	1,484,279
COMM Mortgage Trust(a),(d)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	2,946,662
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	1,932,486
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	243,250	240,233
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	5,000,000	3,727,877
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	3,600,000	3,530,775
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	6,000,000	5,675,284
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,800,000	4,576,658
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR2 Class E2
09/17/2038	2.358%	5,600,000	5,280,185
Subordinated Series 2022-SFR2 Class E1
07/17/2039	4.500%	6,800,000	6,477,447
Freddie Mac Multifamily Structured Credit Risk(a),(b)
Series 2021-MN1 Class M1
30-day Average SOFR + 3.000% 01/25/2051	6.569%	2,368,832	2,357,547
Series 2021-MN2 Class M2
30-day Average SOFR + 3.350% 07/25/2041	7.919%	7,250,000	7,250,039
Series 2022-MN4 Class M1
30-day Average SOFR + 4.250% 05/25/2052	8.798%	3,814,789	3,887,903
Series 2022-MN4 Class M2
30-day Average SOFR + 6.500% 05/25/2052	11.048%	2,500,000	2,794,450
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,484,317
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,610,591
Subordinated Series 2021-SFR1 Class F
09/17/2038	3.171%	4,400,000	4,128,330
GAM Investments(a),(d)
Subordinated Series 2021-F Class F
09/27/2051	2.390%	7,500,000	6,134,787
GAM Re-REMIC Trust(a),(h)
Series 2021-FRR1 Class 1D
11/29/2050	0.000%	4,000,000	3,170,292
GAM Re-REMIC Trust(a)
Series 2021-FRR1 Class 2B
11/29/2050	0.000%	6,600,000	5,298,209
GS Mortgage Securities Trust
Series 2015-GC32 Class A3
07/10/2048	3.498%	924,004	918,212
Series 2015-GC32 Class AAB
07/10/2048	3.513%	499,172	497,966
Series 2020-GSA2 Class A4
12/12/2053	1.721%	3,042,000	2,547,752
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	291,667	289,758
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,013,731
KGS-Alpha SBA COOF Trust(a),(d),(e)
CMO Series 2012-2 Class A
08/25/2038	1.150%	461,622	7,474
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2 Class A
03/25/2039	1.715%	663,847	18,337
CMO Series 2014-2 Class A
04/25/2040	2.893%	118,563	5,142
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,394,824
Morgan Stanley Capital I Trust(a),(d),(e)
CMO Series 2006-T21 Class X
10/12/2052	0.058%	1,628,137	16
Morgan Stanley Capital I Trust(d)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	866,528
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
07/15/2053	1.790%	964,314	817,803
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	3,510,000
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	1,731,600
New Residential Mortgage Loan Trust(a)
Subordinated Series 2022-SFR1 Class E1
02/17/2039	3.550%	7,036,000	6,496,820
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,435,000	8,046,399
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	4,802,188
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	4,750,000	4,576,705
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,498,890
Subordinated Series 2021-SFR7 Class E1
08/17/2040	2.591%	2,500,000	2,221,936
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	6,000,000	5,686,504
Subordinated Series 2021-SFR8 Class F
10/17/2038	3.181%	1,000,000	937,921
Subordinated Series 2021-SFR9 Class E2
11/17/2040	3.010%	2,899,000	2,597,210
Subordinated Series 2022-SFR1 Class F
02/17/2041	4.880%	13,000,000	12,075,974
Subordinated Series 2022-SFR3 Class F
04/17/2039	6.600%	5,560,000	5,488,300
Progress Residential Trust
Subordinated Series 2022-SFR2 Class E1
04/17/2027	4.550%	3,100,000	2,963,592
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Waypoint Homes Trust(c)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,231,230
Wachovia Bank Commercial Mortgage Trust(a),(d),(e)
CMO Series 2004-C12 Class
07/15/2041	0.888%	201,686	478
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	348,485	3
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month Term SOFR + 1.264% Floor 1.150% 02/15/2040	5.662%	1,491,742	1,483,348
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $251,916,892)			247,110,193

Convertible Bonds 0.1%

Banking 0.1%
Banco Bilbao Vizcaya Argentaria SA(g),(j)
	9.375%	1,550,000	1,684,417
Banco Santander SA(g),(j)
	9.625%	1,000,000	1,096,599
BNP Paribas SA(a),(g),(j)
	7.375%	470,000	466,937
NatWest Group PLC(g),(j)
	8.125%	540,000	573,751
UBS Group AG(a),(g),(j)
	9.250%	320,000	367,352
	9.250%	315,000	340,818
Total			4,529,874
Total Convertible Bonds (Cost $4,296,301)			4,529,874

Corporate Bonds & Notes 27.4%

Aerospace & Defense 0.4%
BAE Systems PLC(a)
02/15/2031	1.900%	417,000	344,342
Boeing Co. (The)
03/01/2028	3.250%	258,000	242,263
05/01/2029	6.298%	576,000	597,243
05/01/2031	6.388%	328,000	342,928
05/01/2034	6.528%	767,000	803,472
05/01/2050	5.805%	1,150,000	1,067,545
05/01/2054	6.858%	443,000	471,016
05/01/2060	5.930%	898,000	827,668
Bombardier, Inc.(a)
02/15/2028	6.000%	580,000	576,986
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Howmet Aerospace, Inc.
10/15/2031	4.850%	883,000	866,842
Lockheed Martin Corp.
12/15/2031	4.700%	1,486,000	1,463,339
08/15/2034	4.800%	1,359,000	1,319,012
05/15/2036	4.500%	317,000	297,574
02/15/2055	5.200%	978,000	923,068
02/15/2064	5.200%	949,000	879,215
RTX Corp.
03/15/2054	6.400%	2,026,000	2,201,440
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	168,000	180,095
TransDigm, Inc.
11/15/2027	5.500%	200,000	196,836
TransDigm, Inc.(a)
03/01/2032	6.625%	1,130,000	1,140,300
Total			14,741,184
Agencies 0.0%
Crowley Conro LLC
08/15/2043	4.181%	573,812	508,202
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,066,713	1,057,915
Series 2017-1 Class A
01/15/2030	3.550%	305,525	279,593
Series 2017-1 Class AA
01/15/2030	3.300%	219,618	202,701
American Airlines Pass-Through Trust
Series 2016-3 Class AA
10/15/2028	3.000%	930,166	863,158
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	717,500	715,815
04/20/2029	5.750%	1,605,000	1,592,714
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	350,832	328,965
Series 2018-1 Class AA
09/20/2031	3.800%	224,135	213,291
Series 2019-1 Class AA
12/15/2032	3.300%	409,782	376,916
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	160,073	147,705
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	2,146,000	2,116,399
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%	490,000	521,185
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	818,546	742,086
United Airlines, Inc.(a)
04/15/2026	4.375%	535,000	525,840
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	398,564	376,813
Series 2018-1 Class A
03/01/2030	3.700%	1,089,824	995,663
Series 2018-1 Class AA
03/01/2030	3.500%	345,052	322,106
Series 2019-1 Class A
08/25/2031	4.550%	593,874	551,998
Series 2019-1 Class AA
08/25/2031	4.150%	629,655	600,729
Total			12,531,592
Apartment REIT 0.2%
American Homes 4 Rent LP
04/15/2032	3.625%	1,122,000	1,002,514
07/15/2034	5.500%	653,000	647,553
04/15/2052	4.300%	503,000	392,391
ERP Operating LP
09/15/2034	4.650%	891,000	844,457
Essex Portfolio LP
01/15/2031	1.650%	244,000	198,272
06/15/2031	2.550%	579,000	491,784
03/15/2032	2.650%	219,000	184,603
04/01/2034	5.500%	1,160,000	1,160,015
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	193,000	156,730
04/15/2032	4.150%	1,117,000	1,029,494
02/01/2035	4.875%	992,000	938,950
UDR, Inc.
09/01/2026	2.950%	287,000	278,231
08/01/2032	2.100%	210,000	166,813
09/01/2034	5.125%	191,000	184,959
Total			7,676,766
Automotive 0.6%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	500,000	493,820
04/15/2028	7.000%	500,000	506,039
Allison Transmission, Inc.(a)
06/01/2029	5.875%	715,000	709,369
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	693,000	686,070
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dana, Inc.
06/15/2028	5.625%	450,000	443,854
Ford Motor Co.
02/12/2032	3.250%	1,458,000	1,213,360
Ford Motor Credit Co. LLC
02/10/2029	2.900%	4,924,000	4,407,537
05/03/2029	5.113%	363,000	353,318
11/13/2030	4.000%	1,175,000	1,057,796
General Motors Financial Co., Inc.
05/08/2027	5.400%	172,000	173,810
01/08/2031	2.350%	377,000	315,999
02/08/2031	5.750%	185,000	187,281
06/10/2031	2.700%	2,800,000	2,372,324
06/18/2031	5.600%	322,000	323,251
04/04/2034	5.950%	594,000	597,001
09/06/2034	5.450%	2,978,000	2,890,879
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	455,000	418,220
07/15/2031	5.250%	450,000	403,228
Hyundai Capital America(a)
01/08/2026	1.300%	851,000	820,682
06/15/2026	1.500%	200,000	190,396
02/10/2027	3.000%	250,000	240,205
10/15/2027	2.375%	172,000	160,440
11/01/2027	4.875%	2,539,000	2,531,229
01/10/2028	1.800%	266,000	241,104
09/26/2029	4.550%	1,982,000	1,923,418
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	555,523
Total			24,216,153
Banking 8.4%
ABN AMRO Bank NV(a),(g)
10/13/2026	6.575%	500,000	505,197
12/03/2028	4.988%	1,000,000	997,856
12/13/2029	2.470%	700,000	629,460
Subordinated
03/13/2037	3.324%	1,000,000	845,092
AIB Group PLC(a),(g)
09/13/2029	6.608%	265,000	276,903
Ally Financial, Inc.
Subordinated
11/20/2025	5.750%	445,000	447,232
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	264,957
Banco Bilbao Vizcaya Argentaria SA
03/13/2029	5.381%	2,200,000	2,220,500
Banco Bilbao Vizcaya Argentaria SA(g)
03/13/2035	6.033%	1,400,000	1,402,439
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)
12/10/2029	5.621%	1,060,000	1,057,975
Banco Santander SA
03/25/2026	1.849%	400,000	385,020
08/08/2028	5.588%	3,200,000	3,242,417
07/15/2031	5.439%	200,000	199,868
Banco Santander SA(g)
09/14/2027	1.722%	200,000	189,085
Bank of America Corp.(g)
07/22/2027	1.734%	4,464,000	4,255,854
02/04/2028	2.551%	2,809,000	2,677,039
04/24/2028	3.705%	495,000	481,992
12/20/2028	3.419%	4,846,000	4,646,482
09/15/2029	5.819%	933,000	956,335
02/13/2031	2.496%	1,389,000	1,219,377
07/23/2031	1.898%	584,000	491,454
04/22/2032	2.687%	1,530,000	1,315,597
02/04/2033	2.972%	1,736,000	1,492,765
09/15/2034	5.872%	971,000	997,739
01/23/2035	5.468%	1,819,000	1,824,404
06/19/2041	2.676%	3,935,000	2,725,330
Subordinated
08/15/2035	5.425%	951,000	925,885
10/25/2035	5.518%	2,269,000	2,215,119
Bank of Ireland Group PLC(a),(g)
03/20/2030	5.601%	550,000	555,178
Bank of Montreal(g)
09/10/2030	4.640%	555,000	543,919
Bank of Montreal
06/04/2031	5.511%	357,000	362,747
Bank of New York Mellon Corp. (The)(g)
10/25/2029	6.317%	274,000	287,819
Bank of Nova Scotia (The)(g)
11/10/2032	4.740%	642,000	621,806
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	50,000	49,735
Banque Federative du Credit Mutuel SA(a)
10/04/2026	1.604%	745,000	703,361
07/13/2028	5.790%	1,000,000	1,018,800
Barclays PLC(g)
09/10/2030	4.942%	1,260,000	1,234,760
11/02/2033	7.437%	1,620,000	1,783,722
BBVA Bancomer SA(a)
09/10/2029	5.250%	1,118,000	1,097,479
BNP Paribas SA(a),(g)
01/13/2027	1.323%	230,000	221,391
01/09/2030	5.176%	1,790,000	1,782,292
01/20/2033	3.132%	341,000	290,736
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
11/19/2035	5.906%	2,075,000	2,021,437
BPCE SA(a),(g)
10/06/2026	1.652%	284,000	276,535
10/19/2027	6.612%	880,000	901,620
10/19/2029	6.714%	1,090,000	1,132,712
01/20/2032	2.277%	855,000	699,684
10/19/2034	7.003%	1,415,000	1,509,413
05/30/2035	5.936%	580,000	575,608
Subordinated
10/19/2032	3.116%	1,220,000	1,009,088
BPCE SA(a)
07/19/2027	4.750%	250,000	248,819
01/18/2028	5.125%	2,200,000	2,202,272
CaixaBank SA(a),(g)
09/13/2027	6.684%	530,000	543,781
Canadian Imperial Bank of Commerce
04/08/2029	5.260%	142,000	143,189
Canadian Imperial Bank of Commerce(g)
09/11/2030	4.631%	2,452,000	2,399,962
Capital One Financial Corp.(g)
11/02/2027	1.878%	344,000	325,109
07/26/2030	5.463%	2,028,000	2,034,741
07/26/2035	5.884%	1,352,000	1,357,606
Citibank NA
08/06/2029	4.838%	4,395,000	4,366,815
04/30/2034	5.570%	1,675,000	1,695,576
Citigroup, Inc.(g),(j)
	4.000%	949,000	924,477
	6.750%	1,298,000	1,291,657
	7.125%	1,932,000	1,966,749
Citigroup, Inc.
01/15/2028	6.625%	170,000	178,782
Citigroup, Inc.(g)
07/24/2028	3.668%	607,000	587,671
02/13/2030	5.174%	561,000	560,133
03/20/2030	3.980%	1,010,000	962,782
09/19/2030	4.542%	7,295,000	7,086,662
01/29/2031	2.666%	549,000	485,115
05/01/2032	2.561%	1,473,000	1,248,166
11/03/2032	2.520%	1,831,000	1,525,421
01/25/2033	3.057%	1,375,000	1,180,813
Subordinated
05/25/2034	6.174%	648,000	659,930
02/13/2035	5.827%	2,673,000	2,660,839
Citizens Financial Group, Inc.(g)
07/23/2032	5.718%	2,039,000	2,044,957
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Agricole SA(a),(g)
01/26/2027	1.247%	1,790,000	1,718,296
09/11/2028	4.631%	630,000	621,918
10/03/2029	6.316%	1,315,000	1,359,363
Credit Agricole SA(a)
Subordinated
01/14/2030	3.250%	435,000	390,470
Credit Suisse Group AG(a),(g)
02/02/2027	1.305%	1,469,000	1,411,885
01/12/2029	3.869%	250,000	240,671
04/01/2031	4.194%	1,172,000	1,108,402
05/14/2032	3.091%	1,118,000	973,812
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,444,000	1,410,473
Danske Bank A/S(a),(g)
03/01/2030	5.705%	320,000	324,494
10/02/2030	4.613%	724,000	702,008
Deutsche Bank AG(g)
07/13/2027	7.146%	420,000	432,818
01/07/2028	2.552%	250,000	237,583
02/08/2028	5.706%	715,000	722,490
09/11/2030	4.999%	1,864,000	1,821,571
09/11/2035	5.403%	1,736,000	1,650,123
Subordinated
01/07/2033	3.742%	1,743,000	1,476,439
Deutsche Bank AG
05/10/2029	5.414%	2,783,000	2,824,997
DNB Bank ASA(a),(g)
03/30/2028	1.605%	485,000	450,051
11/05/2030	4.853%	3,790,000	3,746,644
Fifth Third Bancorp(g)
07/28/2030	4.772%	615,000	602,610
09/06/2030	4.895%	515,000	507,894
Goldman Sachs Bank(g)
03/18/2027	5.283%	2,037,000	2,049,036
Goldman Sachs Bank USA(g)
05/21/2027	5.414%	3,339,000	3,364,464
Goldman Sachs Group, Inc. (The)(g),(j)
	7.500%	1,942,000	2,030,296
Goldman Sachs Group, Inc. (The)
11/16/2026	3.500%	193,000	188,686
02/07/2030	2.600%	435,000	385,058
Goldman Sachs Group, Inc. (The)(g)
03/09/2027	1.431%	702,000	673,683
02/24/2028	2.640%	1,390,000	1,325,138
03/15/2028	3.615%	610,000	592,935
06/05/2028	3.691%	1,061,000	1,029,976
04/23/2029	3.814%	583,000	560,608
10/24/2029	6.484%	2,992,000	3,134,230
04/25/2030	5.727%	358,000	365,513
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/23/2030	5.049%	2,715,000	2,700,461
10/23/2030	4.692%	1,983,000	1,942,419
04/22/2032	2.615%	2,235,000	1,905,028
02/24/2033	3.102%	3,592,000	3,098,148
07/23/2035	5.330%	2,377,000	2,333,489
10/23/2035	5.016%	2,929,000	2,809,461
HSBC Holdings PLC(g)
08/11/2028	5.210%	1,650,000	1,655,498
09/22/2028	2.013%	1,900,000	1,750,565
05/22/2030	3.973%	1,890,000	1,785,000
11/19/2030	5.286%	3,285,000	3,261,635
08/18/2031	2.357%	284,000	241,624
05/17/2032	5.733%	1,215,000	1,227,779
05/24/2032	2.804%	1,400,000	1,189,684
11/22/2032	2.871%	1,430,000	1,206,208
Subordinated
11/18/2035	5.874%	3,422,000	3,341,813
Huntington Bancshares, Inc.(g)
01/15/2031	5.272%	1,621,000	1,621,110
02/02/2035	5.709%	1,301,000	1,299,588
Intesa Sanpaolo SpA(a)
11/28/2033	7.200%	1,440,000	1,561,390
Intesa Sanpaolo SpA(a),(g)
Subordinated
06/01/2042	4.950%	1,626,000	1,253,746
JPMorgan Chase & Co.(g)
04/22/2028	5.571%	1,985,000	2,019,343
07/22/2028	4.979%	860,000	862,330
10/22/2028	4.505%	1,984,000	1,966,457
10/22/2030	4.603%	2,645,000	2,595,241
07/22/2035	5.294%	1,018,000	1,007,528
10/22/2035	4.946%	1,322,000	1,274,733
KeyCorp(g)
06/01/2033	4.789%	662,000	625,154
03/06/2035	6.401%	1,617,000	1,683,882
Lloyds Banking Group PLC(g)
05/11/2027	1.627%	356,000	340,467
01/05/2028	5.462%	205,000	206,668
11/26/2028	5.087%	3,238,000	3,242,054
06/05/2030	5.721%	1,100,000	1,118,870
01/05/2035	5.679%	220,000	219,307
11/26/2035	5.590%	1,705,000	1,689,669
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	382,933
Subordinated
12/10/2025	4.582%	300,000	298,534
M&T Bank Corp.(g)
01/16/2036	5.385%	1,012,000	981,273
Macquarie Bank Ltd.(a),(g)
Subordinated
03/03/2036	3.052%	280,000	239,598
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Group Ltd.(a),(g)
01/12/2027	1.340%	96,000	92,498
01/15/2030	5.033%	297,000	294,489
Mitsubishi UFJ Financial Group, Inc.(g)
07/20/2027	1.538%	420,000	399,460
Mitsubishi UFJ Financial Group, Inc.
07/17/2030	2.048%	549,000	469,221
07/18/2039	3.751%	242,000	203,349
Mizuho Financial Group, Inc.(g)
05/22/2027	1.234%	385,000	366,480
07/10/2030	5.382%	300,000	302,580
09/13/2030	2.869%	219,000	197,922
Morgan Stanley(g)
01/24/2029	3.772%	260,000	250,733
02/01/2029	5.123%	785,000	786,701
04/20/2029	5.164%	1,756,000	1,761,005
07/20/2029	5.449%	1,290,000	1,304,399
01/16/2030	5.173%	1,514,000	1,514,980
01/23/2030	4.431%	431,000	419,903
07/19/2030	5.042%	5,618,000	5,594,810
10/18/2030	4.654%	2,921,000	2,858,954
02/13/2032	1.794%	3,687,000	3,009,569
04/28/2032	1.928%	2,583,000	2,115,734
01/21/2033	2.943%	229,000	196,137
07/21/2034	5.424%	703,000	698,729
01/18/2035	5.466%	1,181,000	1,174,928
04/19/2035	5.831%	5,084,000	5,180,997
07/19/2035	5.320%	2,172,000	2,139,084
04/22/2039	4.457%	170,000	152,321
Subordinated
09/16/2036	2.484%	340,000	276,539
01/19/2038	5.948%	408,000	408,622
Morgan Stanley Bank(g)
01/14/2028	4.952%	3,390,000	3,393,668
Morgan Stanley Bank NA(g)
07/14/2028	4.968%	2,402,000	2,408,856
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	409,000	347,727
National Australia Bank Ltd.(a),(g)
Subordinated
08/02/2034	3.933%	616,000	575,147
Nationwide Building Society(a),(g)
10/18/2027	6.557%	410,000	420,450
02/16/2028	2.972%	210,000	200,736
Nationwide Building Society(a)
07/29/2029	5.127%	556,000	556,541
NatWest Group PLC(g)
03/02/2027	5.847%	340,000	343,308
09/13/2029	5.808%	580,000	591,350
08/15/2030	4.964%	2,147,000	2,114,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,450,946
05/17/2029	5.410%	1,335,000	1,348,217
Nordea Bank Abp(a)
09/22/2027	5.375%	200,000	202,504
09/10/2029	4.375%	3,073,000	2,994,889
Northern Trust Corp.(g)
Subordinated
05/08/2032	3.375%	136,000	130,365
PNC Financial Services Group, Inc. (The)(g)
10/21/2032	4.812%	2,082,000	2,027,558
08/18/2034	5.939%	439,000	451,620
10/20/2034	6.875%	1,334,000	1,454,925
01/22/2035	5.676%	273,000	275,922
Royal Bank of Canada(g)
10/18/2030	4.650%	3,308,000	3,239,045
Royal Bank of Scotland Group PLC
04/05/2026	4.800%	375,000	374,986
Royal Bank of Scotland Group PLC(g)
05/08/2030	4.445%	208,000	200,575
Santander Holdings USA, Inc.(g)
01/09/2030	6.174%	365,000	372,485
05/31/2035	6.342%	2,720,000	2,761,911
Santander UK Group Holdings PLC(g)
09/11/2030	4.858%	3,230,000	3,141,511
03/15/2032	2.896%	920,000	788,258
Societe Generale SA(a),(g)
12/14/2026	1.488%	1,601,000	1,544,943
01/12/2027	6.447%	600,000	606,736
01/19/2028	2.797%	1,510,000	1,432,992
01/10/2029	6.446%	600,000	613,509
01/19/2030	5.634%	700,000	698,792
06/09/2032	2.889%	1,240,000	1,034,711
01/19/2035	6.066%	1,125,000	1,111,563
Societe Generale SA(a)
01/22/2030	3.000%	354,000	314,371
Standard Chartered PLC(a),(g)
01/14/2027	1.456%	460,000	443,013
05/14/2028	5.688%	715,000	722,907
11/16/2028	7.767%	1,200,000	1,280,938
01/09/2029	6.301%	771,000	791,697
02/08/2030	7.018%	607,000	642,098
05/14/2035	5.905%	1,405,000	1,408,234
State Street Corp.(g),(j)
	6.700%	608,000	619,410
Sumitomo Mitsui Financial Group, Inc.
10/19/2026	3.010%	227,000	220,394
01/13/2028	5.520%	310,000	314,894
07/16/2029	3.040%	769,000	706,207
07/09/2031	5.424%	550,000	555,882
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sumitomo Mitsui Trust Bank Ltd.(a)
09/10/2029	4.500%	1,358,000	1,327,628
09/10/2034	4.850%	1,172,000	1,128,689
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	195,815
Svenska Handelsbanken AB(a)
06/15/2028	5.500%	1,790,000	1,811,309
Swedbank AB(a)
11/20/2029	4.998%	1,941,000	1,934,947
Toronto-Dominion Bank (The)
07/17/2028	5.523%	265,000	269,477
Truist Financial Corp.(g)
10/30/2029	7.161%	942,000	1,006,657
01/26/2034	5.122%	1,490,000	1,446,377
06/08/2034	5.867%	477,000	484,897
01/24/2035	5.711%	1,036,000	1,045,134
UBS Group AG(a),(g)
05/12/2028	4.751%	1,480,000	1,468,955
08/13/2030	3.126%	3,762,000	3,434,232
09/13/2030	5.617%	1,475,000	1,498,502
09/06/2045	5.379%	2,509,000	2,384,157
UBS Group AG
05/15/2045	4.875%	905,000	810,036
UniCredit SpA(a),(g)
09/22/2026	2.569%	373,000	365,812
US Bancorp(g)
01/23/2030	5.384%	309,000	311,738
07/23/2030	5.100%	589,000	587,772
01/23/2035	5.678%	200,000	201,864
Wells Fargo & Co.(g),(j)
	6.850%	1,421,000	1,463,171
Wells Fargo & Co.(g)
04/22/2028	5.707%	3,969,000	4,033,525
07/25/2028	4.808%	1,979,000	1,971,431
07/25/2029	5.574%	649,000	658,593
10/23/2029	6.303%	2,630,000	2,734,158
01/23/2030	5.198%	4,979,000	4,995,449
07/25/2033	4.897%	3,646,000	3,523,132
04/24/2034	5.389%	1,074,000	1,060,693
07/25/2034	5.557%	1,323,000	1,319,920
10/23/2034	6.491%	539,000	572,463
04/30/2041	3.068%	1,804,000	1,310,522
Wells Fargo & Co.
Subordinated
06/03/2026	4.100%	200,000	197,993
Total			318,581,524
Brokerage/Asset Managers/Exchanges 0.1%
Apollo Global Management, Inc.
05/21/2054	5.800%	1,001,000	1,005,255
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares Management Corp.
10/11/2054	5.600%	992,000	945,013
Brookfield Finance, Inc.
03/29/2029	4.850%	236,000	234,282
Nomura Holdings, Inc.
07/02/2027	5.594%	400,000	404,826
07/16/2030	2.679%	290,000	252,602
07/03/2034	5.783%	1,100,000	1,110,936
Total			3,952,914
Building Materials 0.1%
Builders FirstSource, Inc.(a)
02/01/2032	4.250%	1,035,000	914,247
JELD-WEN, Inc.(a)
12/15/2027	4.875%	550,000	520,003
Knife River Corp.(a)
05/01/2031	7.750%	480,000	499,909
Masterbrand, Inc.(a)
07/15/2032	7.000%	675,000	679,879
Smyrna Ready Mix Concrete LLC(a)
11/01/2028	6.000%	575,000	560,650
Standard Industries, Inc.(a)
01/15/2028	4.750%	535,000	512,981
07/15/2030	4.375%	1,025,000	934,592
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	605,000	607,409
Total			5,229,670
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	2,004,000	1,914,438
03/01/2030	4.750%	3,300,000	3,013,317
02/01/2031	4.250%	1,160,000	1,010,427
Charter Communications Operating LLC
06/01/2034	6.550%	1,658,000	1,695,200
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	1,716,000	1,748,890
04/01/2038	5.375%	227,000	202,722
06/01/2041	3.500%	336,000	230,382
03/01/2042	3.500%	3,027,000	2,058,595
03/01/2050	4.800%	313,000	235,155
04/01/2051	3.700%	346,000	217,152
06/01/2052	3.900%	1,245,000	801,088
04/01/2053	5.250%	803,000	646,577
04/01/2063	5.500%	342,000	271,649
Comcast Corp.
06/01/2034	5.300%	348,000	347,462
08/15/2034	4.200%	320,000	292,891
03/01/2038	3.900%	913,000	767,206
11/01/2051	2.887%	336,000	202,550
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2052	4.049%	630,000	473,111
05/15/2053	5.350%	2,772,000	2,563,645
11/01/2056	2.937%	3,061,000	1,784,604
11/01/2063	2.987%	731,000	412,174
CSC Holdings LLC(a)
02/01/2029	6.500%	1,362,000	1,144,677
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	720,000	700,514
DISH Network Corp.(a)
11/15/2027	11.750%	1,000,000	1,057,650
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	937,556
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	1,250,000	1,155,491
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	889,000	864,112
07/15/2028	4.000%	950,000	875,404
07/01/2029	5.500%	530,000	508,478
Total			28,133,117
Chemicals 0.1%
Avient Corp.(a)
08/01/2030	7.125%	470,000	480,805
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	371,000	362,819
Braskem Idesa SAPI(a)
02/20/2032	6.990%	247,000	181,256
Chemours Co. (The)(a)
11/15/2028	5.750%	955,000	887,932
CVR Partners LP/Nitrogen Finance Corp.(a)
06/15/2028	6.125%	474,000	459,511
Element Solutions, Inc.(a)
09/01/2028	3.875%	725,000	687,528
INEOS Finance PLC(a)
05/15/2028	6.750%	500,000	504,602
Nutrien Ltd.
03/15/2035	4.125%	185,000	163,978
04/01/2049	5.000%	166,000	146,810
Sherwin-Williams Co. (The)
09/01/2031	4.800%	557,000	549,328
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	272,000	271,232
Total			4,695,801
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	1,359,000	1,359,335
01/08/2027	4.500%	712,000	713,456
05/14/2027	5.000%	1,983,000	2,004,156
02/27/2029	4.850%	1,307,000	1,314,119
08/16/2029	4.375%	1,359,000	1,337,899
EquipmentShare.com, Inc.(a)
05/15/2032	8.625%	530,000	553,995
Herc Holdings, Inc.(a)
07/15/2027	5.500%	630,000	620,984
John Deere Capital Corp.
09/08/2026	5.150%	1,212,000	1,227,457
09/15/2027	4.150%	1,300,000	1,287,235
06/11/2029	4.850%	220,000	220,767
04/11/2034	5.100%	1,648,000	1,646,516
06/12/2034	5.050%	2,089,000	2,078,006
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	265,000	277,111
Terex Corp.(a)
05/15/2029	5.000%	520,000	495,096
United Rentals North America, Inc.
01/15/2028	4.875%	1,205,000	1,171,112
01/15/2030	5.250%	765,000	743,203
Total			17,050,447
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	531,082
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	235,000	222,028
06/01/2028	4.625%	223,000	210,217
Arches Buyer, Inc.(a)
06/01/2028	4.250%	370,000	339,866
Ford Foundation (The)
06/01/2070	2.815%	335,000	188,573
Garda World Security Corp(a)
02/15/2027	4.625%	653,000	633,797
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	285,000	283,074
Service Corp. International
06/01/2029	5.125%	630,000	610,940
Uber Technologies, Inc.
09/15/2034	4.800%	2,052,000	1,958,404
09/15/2054	5.350%	787,000	727,314
Total			5,705,295
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
ACCO Brands Corp.(a)
03/15/2029	4.250%	645,000	587,467
Amer Sports Co.(a)
02/16/2031	6.750%	395,000	400,277
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	508,000	497,169
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	645,000	615,177
GSK Consumer Healthcare Capital US LLC
03/24/2032	3.625%	875,000	792,262
Mead Johnson Nutrition Co.
06/01/2044	4.600%	245,000	212,918
Newell Brands, Inc.
09/15/2029	6.625%	1,080,000	1,099,425
Newell, Inc.(g)
04/01/2026	5.700%	355,000	354,885
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	795,000	731,964
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	905,000	834,456
Total			6,126,000
Diversified Manufacturing 0.2%
Chart Industries, Inc.(a)
01/01/2030	7.500%	835,000	868,386
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	865,000	866,062
Griffon Corp.
03/01/2028	5.750%	636,000	623,419
Honeywell International, Inc.
03/01/2054	5.250%	332,000	311,571
Madison IAQ LLC(a)
06/30/2028	4.125%	1,235,000	1,168,310
TriMas Corp.(a)
04/15/2029	4.125%	505,000	462,499
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,010,000	1,026,870
WW Grainger, Inc.
06/15/2045	4.600%	158,000	140,999
Total			5,468,116
Electric 2.2%
AEP Transmission Co. LLC
09/15/2049	3.150%	348,000	229,172
08/15/2051	2.750%	455,000	273,299
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alabama Power Co.
07/15/2051	3.125%	122,000	80,239
Alliant Energy Finance LLC(a)
06/06/2027	5.400%	155,000	156,001
Ameren Illinois Co.
07/01/2054	5.550%	500,000	492,873
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	405,000	343,472
Baltimore Gas and Electric Co.
06/15/2031	2.250%	869,000	735,916
08/15/2046	3.500%	299,000	216,409
Calpine Corp.(a)
06/01/2026	5.250%	120,000	119,995
02/15/2028	4.500%	640,000	613,889
CenterPoint Energy Houston Electric LLC
03/01/2052	3.600%	642,000	459,317
Chile Electricity Lux MPC II Sarl(a)
10/20/2035	5.580%	814,000	791,455
Commonwealth Edison Co.
06/15/2046	3.650%	156,000	116,570
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	173,000	135,844
Consolidated Edison Co. of New York, Inc.
03/15/2034	5.500%	1,660,000	1,689,922
05/15/2034	5.375%	1,001,000	1,012,403
12/01/2051	3.200%	195,000	127,382
05/15/2054	5.700%	666,000	662,524
03/15/2055	5.500%	1,167,000	1,124,406
Constellation Energy Generation LLC
10/01/2053	6.500%	1,159,000	1,232,485
03/15/2054	5.750%	408,000	397,150
Consumers Energy Co.
01/15/2030	4.700%	740,000	734,415
05/15/2033	4.625%	558,000	538,117
Dominion Energy, Inc.(g)
06/01/2054	7.000%	269,000	283,812
02/01/2055	6.875%	422,000	438,710
05/15/2055	6.625%	1,064,000	1,083,528
DTE Electric Co.
06/15/2042	3.950%	278,000	221,346
04/01/2043	4.000%	614,000	498,998
03/01/2050	2.950%	1,015,000	659,091
03/01/2052	3.650%	465,000	339,923
DTE Energy Co.
06/01/2034	5.850%	933,000	958,093
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Carolinas LLC
12/01/2028	6.000%	162,000	168,323
04/15/2031	2.550%	397,000	343,832
03/15/2032	2.850%	1,080,000	934,320
12/15/2041	4.250%	248,000	209,819
03/15/2052	3.550%	786,000	552,388
01/15/2053	5.350%	757,000	719,878
Duke Energy Corp.
06/15/2051	3.500%	539,000	364,487
06/15/2054	5.800%	317,000	309,341
Duke Energy Florida LLC
12/15/2031	2.400%	866,000	730,036
Duke Energy Indiana LLC
04/01/2050	2.750%	1,509,000	909,847
Duke Energy Ohio, Inc.
04/01/2033	5.250%	1,331,000	1,330,727
02/01/2049	4.300%	234,000	187,342
Duke Energy Progress LLC
04/01/2035	5.700%	236,000	239,190
10/15/2046	3.700%	455,000	336,685
09/15/2047	3.600%	237,000	172,080
08/15/2050	2.500%	877,000	506,851
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	508,000	488,907
10/01/2030	2.532%	293,000	253,102
Edison International
11/15/2028	5.250%	159,000	159,276
06/15/2029	5.450%	289,000	291,571
Emera US Finance LP
06/15/2031	2.639%	475,000	401,407
06/15/2046	4.750%	488,000	404,777
Enel Finance International NV(a)
04/06/2028	3.500%	335,000	319,073
06/26/2029	5.125%	820,000	818,481
06/26/2034	5.500%	1,235,000	1,220,321
Enel Finance International NV(a),(g)
07/12/2031	2.500%	921,000	770,228
Entergy Arkansas LLC
01/15/2033	5.150%	1,304,000	1,299,613
06/15/2051	2.650%	1,031,000	609,997
Entergy Corp.(g)
12/01/2054	7.125%	738,000	752,202
Entergy Louisiana LLC
03/15/2051	2.900%	697,000	428,587
03/15/2054	5.700%	286,000	282,731
Entergy Mississippi LLC
09/01/2033	5.000%	396,000	387,635
Entergy Texas, Inc.
03/15/2031	1.750%	1,327,000	1,093,454
09/15/2054	5.550%	405,000	393,159
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
07/01/2027	4.600%	180,000	178,758
Exelon Generation Co. LLC
10/01/2041	5.750%	644,000	628,291
06/15/2042	5.600%	1,260,000	1,216,513
Florida Power & Light Co.
09/01/2035	5.400%	152,000	152,489
Fortis, Inc.
10/04/2026	3.055%	111,000	107,526
ITC Holdings Corp.(a)
09/22/2027	4.950%	262,000	262,291
05/14/2030	2.950%	420,000	375,363
06/01/2033	5.400%	555,000	550,825
05/09/2034	5.650%	934,000	939,896
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	205,000	203,956
03/01/2032	2.750%	955,000	811,247
01/15/2035	5.100%	774,000	755,470
Kansas City Power & Light Co.
06/15/2047	4.200%	297,000	234,337
Metropolitan Edison Co.(a)
04/01/2028	5.200%	669,000	671,734
01/15/2029	4.300%	1,022,000	994,873
MidAmerican Energy Co.
11/01/2035	5.750%	469,000	486,178
08/01/2052	2.700%	753,000	455,153
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	140,000	135,917
Mississippi Power Co.
03/15/2042	4.250%	442,000	368,139
07/30/2051	3.100%	1,042,000	678,966
Nevada Power Co.
04/01/2036	6.650%	225,000	240,887
09/15/2040	5.375%	389,000	374,324
NextEra Energy Capital Holdings, Inc.(g)
06/15/2054	6.750%	388,000	397,788
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	167,000	150,351
Northern States Power Co.
06/01/2052	4.500%	350,000	295,217
03/15/2054	5.400%	526,000	507,813
NRG Energy, Inc.(a)
12/02/2025	2.000%	86,000	83,414
12/02/2027	2.450%	259,000	240,470
06/15/2029	4.450%	154,000	147,027
06/15/2029	5.250%	1,165,000	1,132,294
NRG Energy, Inc.
01/15/2028	5.750%	705,000	702,043
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NSTAR Electric Co.
06/01/2034	5.400%	1,004,000	1,010,215
Ohio Power Co.
10/01/2051	2.900%	517,000	310,854
Oncor Electric Delivery Co. LLC(a)
06/15/2054	5.550%	475,000	462,456
Pacific Gas and Electric Co.
03/01/2026	2.950%	1,046,000	1,022,418
01/15/2029	6.100%	106,000	109,647
07/01/2030	4.550%	1,356,066	1,313,158
06/15/2033	6.400%	1,154,000	1,218,176
06/01/2041	4.200%	505,000	411,398
02/15/2044	4.750%	293,000	249,805
12/01/2047	3.950%	1,989,000	1,485,228
07/01/2050	4.950%	2,417,000	2,097,198
08/01/2050	3.500%	330,000	226,508
10/01/2054	5.900%	151,000	149,508
PacifiCorp
02/15/2050	4.150%	689,000	532,950
Palomino Funding Trust I(a)
05/17/2028	7.233%	500,000	523,392
PECO Energy Co.
06/15/2050	2.800%	388,000	241,407
09/15/2051	2.850%	1,049,000	649,038
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	652,000	653,591
03/15/2028	3.250%	847,000	803,451
PG&E Corp.
07/01/2028	5.000%	186,000	181,676
07/01/2030	5.250%	610,000	594,753
PG&E Corp.(g)
03/15/2055	7.375%	617,000	632,725
Potomac Electric Power Co.
12/15/2038	7.900%	97,000	119,412
03/15/2043	4.150%	198,000	163,480
PPL Capital Funding, Inc.
09/01/2034	5.250%	1,314,000	1,293,947
PPL Electric Utilities Corp.
05/15/2053	5.250%	159,000	151,879
Public Service Co. of Colorado
01/15/2051	2.700%	359,000	213,184
Public Service Co. of Oklahoma
08/15/2051	3.150%	588,000	373,595
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,494,000	1,229,846
05/01/2050	2.700%	406,000	247,831
08/01/2050	2.050%	241,000	127,064
Public Service Enterprise Group, Inc.
04/01/2034	5.450%	1,119,000	1,116,870
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Puget Sound Energy, Inc.
09/15/2051	2.893%	571,000	348,696
06/15/2054	5.685%	1,143,000	1,122,313
San Diego Gas & Electric Co.
08/15/2028	4.950%	495,000	496,935
08/15/2051	2.950%	431,000	278,012
Southern California Edison Co.
03/01/2028	3.650%	147,000	141,564
06/01/2031	5.450%	349,000	354,552
02/01/2038	5.950%	166,000	169,713
03/01/2048	4.125%	655,000	511,015
12/01/2053	5.875%	1,241,000	1,236,445
Southern Power Co.
09/15/2041	5.150%	315,000	293,710
Southwestern Electric Power Co.
04/01/2033	5.300%	270,000	267,122
04/01/2045	3.900%	338,000	251,736
Southwestern Public Service Co.
08/15/2041	4.500%	260,000	222,964
Toledo Edison Co. (The)
05/15/2037	6.150%	116,000	122,149
Tucson Electric Power Co.
04/15/2053	5.500%	323,000	307,272
Union Electric Co.
01/15/2054	5.250%	357,000	333,168
Virginia Electric and Power Co.
11/15/2051	2.950%	869,000	540,650
Vistra Operations Co. LLC(a)
12/30/2026	5.050%	1,361,000	1,362,279
02/15/2027	5.625%	1,115,000	1,111,683
07/31/2027	5.000%	690,000	676,824
10/15/2031	7.750%	370,000	387,590
04/15/2034	6.000%	3,180,000	3,216,560
Total			83,305,585
Environmental 0.1%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	335,000	317,134
06/15/2029	4.750%	365,000	350,762
01/15/2031	6.750%	450,000	462,501
Republic Services, Inc.
11/15/2029	5.000%	1,331,000	1,337,473
02/15/2031	1.450%	294,000	238,519
Waste Management, Inc.
03/15/2035	4.950%	2,270,000	2,208,996
Total			4,915,385
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.5%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	940,000	900,136
10/29/2028	3.000%	235,000	217,556
09/10/2029	4.625%	415,000	405,720
AerCap Ireland Capital DAC/Global Aviation Trust(g)
03/10/2055	6.950%	560,000	576,128
Aviation Capital Group LLC(a)
08/01/2025	4.125%	385,000	382,822
Avolon Holdings Funding Ltd.(a)
01/15/2026	5.500%	1,334,000	1,337,660
02/21/2026	2.125%	200,000	193,459
11/18/2027	2.528%	2,019,000	1,872,199
05/04/2028	6.375%	146,000	150,194
03/01/2029	5.750%	1,264,000	1,276,922
11/15/2029	5.750%	3,413,000	3,446,026
Blackstone Private Credit Fund(a)
11/22/2034	6.000%	809,000	787,502
FS KKR Capital Corp.
01/15/2030	6.125%	1,873,000	1,872,435
Golub Capital Private Credit Fund(a)
09/12/2029	5.800%	1,041,000	1,019,337
Macquarie Airfinance Holdings Ltd.(a)
03/17/2030	5.150%	231,000	225,888
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	736,000	731,439
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,025,000	926,067
Springleaf Finance Corp.
03/15/2026	7.125%	1,000,000	1,017,650
11/15/2029	5.375%	530,000	510,191
Total			17,849,331
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	5,070,000	4,807,692
02/01/2046	4.900%	135,000	122,935
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	665,000	666,427
01/23/2059	5.800%	487,000	497,960
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	671,000	658,001
09/17/2029	4.200%	1,371,000	1,330,512
09/17/2034	4.650%	2,741,000	2,589,253
Campbell Soup Co.
04/24/2030	2.375%	125,000	109,470
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	324,316
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Central American Bottling Corp/CBC Bottling Holdco SL/Beliv Holdco SL(a)
04/27/2029	5.250%	419,000	397,527
Coca-Cola Co. (The)
08/14/2034	4.650%	1,058,000	1,029,421
01/14/2055	5.200%	1,366,000	1,299,257
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	339,000	303,847
09/01/2032	1.850%	1,000,000	782,946
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	645,000	633,976
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%	357,000	377,928
11/15/2053	7.250%	1,616,000	1,780,692
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%	466,000	414,471
01/15/2032	3.625%	1,732,000	1,526,539
05/15/2032	3.000%	2,441,000	2,033,990
12/01/2052	6.500%	683,000	690,499
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	345,000	336,688
PepsiCo, Inc.
08/13/2042	3.600%	740,000	578,892
Performance Food Group, Inc.(a)
10/15/2027	5.500%	780,000	773,160
Post Holdings, Inc.(a)
04/15/2030	4.625%	675,000	622,127
Tyson Foods, Inc.
03/15/2034	5.700%	973,000	984,581
08/15/2044	5.150%	365,000	332,763
Total			26,005,870
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,060,000	993,048
MGM Resorts International
04/15/2027	5.500%	580,000	575,757
04/15/2032	6.500%	320,000	318,786
Station Casinos LLC(a)
02/15/2028	4.500%	550,000	522,372
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	515,000	508,866
Wynn Macau Ltd.(a)
08/26/2028	5.625%	495,000	476,258
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	805,000	771,040
Total			4,166,127
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	705,000	673,764
AdaptHealth LLC(a)
08/01/2029	4.625%	460,000	413,534
Alcon Finance Corp.(a)
05/27/2030	2.600%	464,000	409,788
12/06/2032	5.375%	1,744,000	1,745,211
Ascension Health
11/15/2029	2.532%	270,000	242,665
Avantor Funding, Inc.(a)
07/15/2028	4.625%	445,000	424,629
Baxter International, Inc.
04/01/2031	1.730%	994,000	807,295
Becton Dickinson & Co.
06/07/2029	5.081%	648,000	652,598
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	800,000	767,158
Cigna Corp.
07/15/2046	4.800%	125,000	106,585
Cigna Group (The)
02/15/2054	5.600%	1,103,000	1,034,255
CommonSpirit Health
10/01/2025	1.547%	160,000	156,207
10/01/2029	3.347%	611,000	569,352
10/01/2030	2.782%	180,000	159,372
CVS Health Corp.
06/01/2031	5.550%	1,307,000	1,298,297
03/25/2038	4.780%	609,000	526,397
03/25/2048	5.050%	587,000	484,523
CVS Pass-Through Trust(a)
10/10/2025	6.204%	20,952	20,840
01/10/2034	5.926%	480,463	475,774
01/10/2036	4.704%	1,198,126	1,106,749
DaVita, Inc.(a)
06/01/2030	4.625%	965,000	886,433
Encompass Health Corp.
02/01/2030	4.750%	745,000	707,079
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	270,000	169,550
Hartford HealthCare Corp.
07/01/2054	3.447%	382,000	265,156
HCA, Inc.
06/15/2029	4.125%	4,306,000	4,110,451
03/15/2032	3.625%	1,052,000	926,546
04/01/2034	5.600%	261,000	257,122
09/15/2034	5.450%	510,000	497,232
06/15/2039	5.125%	178,000	162,292
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2047	5.500%	1,212,000	1,100,188
06/15/2049	5.250%	1,080,000	935,622
03/15/2052	4.625%	384,000	300,014
06/01/2053	5.900%	2,150,000	2,024,267
04/01/2054	6.000%	214,000	204,105
Hologic, Inc.(a)
02/15/2029	3.250%	525,000	475,456
IQVIA, Inc.(a)
05/15/2027	5.000%	708,000	695,508
Memorial Health Services
11/01/2049	3.447%	281,000	199,905
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	1,590,000	1,472,912
Quest Diagnostics, Inc.
12/15/2027	4.600%	222,000	221,736
12/15/2029	4.625%	586,000	576,481
Solventum Corp.(a)
03/23/2034	5.600%	198,000	196,983
Tenet Healthcare Corp.
02/01/2027	6.250%	625,000	623,980
06/01/2029	4.250%	221,000	207,281
06/15/2030	6.125%	2,170,000	2,156,682
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	269,000	155,592
Total			31,603,566
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	156,000	164,507
Elevance Health, Inc.
06/15/2029	5.150%	1,437,000	1,445,488
02/15/2030	4.750%	1,622,000	1,602,428
11/01/2031	4.950%	1,298,000	1,276,901
06/15/2034	5.375%	1,945,000	1,926,673
02/15/2055	5.700%	649,000	625,863
11/01/2064	5.850%	324,000	312,905
UnitedHealth Group, Inc.
04/15/2027	4.600%	1,362,000	1,363,269
08/15/2039	3.500%	185,000	146,705
05/15/2041	3.050%	306,000	221,277
07/15/2044	5.500%	346,000	335,713
02/15/2053	5.875%	1,065,000	1,067,000
04/15/2053	5.050%	2,198,000	1,968,101
04/15/2054	5.375%	660,000	618,458
07/15/2064	5.750%	703,000	683,584
Total			13,758,872
Healthcare REIT 0.0%
Alexandria Real Estate Equities, Inc.
12/15/2030	4.900%	270,000	265,815
02/01/2050	4.000%	111,000	82,600
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCP, Inc.
07/15/2029	3.500%	119,000	111,455
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	367,000	329,257
Sabra Health Care LP
12/01/2031	3.200%	348,000	298,702
Ventas Realty LP
07/01/2034	5.625%	323,000	324,856
Total			1,412,685
Home Construction 0.0%
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	545,000	519,285
Independent Energy 0.7%
Aker BP ASA(a)
10/01/2034	5.125%	470,000	441,115
10/01/2054	5.800%	300,000	271,784
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,303,784
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
12/31/2028	8.250%	680,000	694,065
Baytex Energy Corp.(a)
04/30/2030	8.500%	660,000	675,925
California Resources Corp.(a)
02/01/2026	7.125%	245,000	245,229
Chesapeake Energy Corp.(a)
04/15/2029	6.750%	175,000	176,836
Civitas Resources, Inc.(a)
07/01/2028	8.375%	225,000	233,807
11/01/2030	8.625%	230,000	240,972
07/01/2031	8.750%	1,325,000	1,381,441
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	715,000	701,677
Comstock Resources, Inc.(a)
03/01/2029	6.750%	700,000	683,082
ConocoPhillips Co.
01/15/2030	4.700%	834,000	824,974
03/15/2054	5.550%	1,914,000	1,838,811
Coterra Energy, Inc.
02/15/2055	5.900%	799,000	754,313
Crescent Energy Finance LLC(a)
02/15/2028	9.250%	875,000	914,480
Devon Energy Corp.
09/15/2034	5.200%	1,708,000	1,623,197
09/15/2054	5.750%	1,284,000	1,165,294
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
04/18/2027	5.200%	659,000	665,375
01/30/2030	5.150%	1,231,000	1,233,409
04/18/2034	5.400%	907,000	892,427
03/24/2051	4.400%	404,000	313,651
04/18/2054	5.750%	1,033,000	969,603
04/18/2064	5.900%	331,000	310,910
Encino Acquisition Partners Holdings LLC(a)
05/01/2028	8.500%	360,000	367,701
Hess Corp.
02/15/2041	5.600%	498,000	491,131
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	1,090,000	1,039,909
Matador Resources Co.(a)
04/15/2028	6.875%	270,000	273,687
04/15/2032	6.500%	425,000	419,681
Oasis Petroleum, Inc.(a)
06/01/2026	6.375%	810,000	809,845
Occidental Petroleum Corp.
01/01/2032	5.375%	126,000	123,465
03/15/2040	6.200%	847,000	834,779
Ovintiv, Inc.
07/15/2033	6.250%	116,000	118,741
Permian Resources Operating LLC(a)
07/15/2031	9.875%	250,000	274,926
01/15/2032	7.000%	300,000	305,000
Pioneer Natural Resources Co.
08/15/2030	1.900%	346,000	294,646
Range Resources Corp.
05/15/2025	4.875%	500,000	498,900
SM Energy Co.
09/15/2026	6.750%	280,000	279,908
01/15/2027	6.625%	580,000	578,722
Southwestern Energy Co.
02/01/2029	5.375%	745,000	733,548
Vital Energy, Inc.(a)
04/15/2032	7.875%	260,000	249,865
Total			26,250,615
Integrated Energy 0.4%
BP Capital Markets America, Inc.
01/12/2032	2.721%	1,722,000	1,473,826
02/13/2033	4.812%	733,000	707,248
09/11/2033	4.893%	701,000	678,483
11/17/2034	5.227%	1,160,000	1,142,082
11/10/2050	2.772%	558,000	334,986
06/04/2051	2.939%	270,000	167,226
03/17/2052	3.001%	2,132,000	1,331,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BP Capital Markets PLC(g),(j)
	4.375%	618,000	613,061
	4.875%	1,309,000	1,251,775
Eni SpA(a)
05/15/2054	5.950%	1,665,000	1,602,244
Exxon Mobil Corp.
08/16/2039	2.995%	220,000	166,269
08/16/2049	3.095%	274,000	182,278
Total Capital International SA
06/29/2041	2.986%	379,000	272,327
05/29/2050	3.127%	988,000	648,770
TotalEnergies Capital SA
04/05/2054	5.488%	1,094,000	1,048,312
09/10/2054	5.275%	1,070,000	991,904
04/05/2064	5.638%	1,616,000	1,543,005
09/10/2064	5.425%	342,000	317,035
Total			14,472,787
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	595,000	563,903
Carnival Corp.(a)
08/01/2028	4.000%	820,000	776,880
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	630,000	671,132
Cedar Fair LP
07/15/2029	5.250%	405,000	389,116
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	480,000	480,543
Cinemark USA, Inc.(a)
07/15/2028	5.250%	445,000	433,709
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	475,000	480,174
10/15/2027	4.750%	435,000	420,349
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	340,000	347,191
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	166,000	166,105
Total			4,729,102
Life Insurance 0.3%
AIA Group Ltd.(a)
Subordinated
09/16/2040	3.200%	540,000	400,918
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	138,000	149,062
Allianz SE(a),(g)
09/03/2054	5.600%	1,200,000	1,185,860
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Global Funding(a)
01/08/2026	1.450%	226,000	218,388
11/12/2026	2.950%	1,158,000	1,117,154
CNO Global Funding(a)
06/04/2027	5.875%	633,000	644,574
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	137,000	113,639
High Street Funding Trust I(a)
02/15/2028	4.111%	635,000	610,247
Jackson National Life Global Funding(a)
06/11/2025	3.875%	192,000	191,181
Metropolitan Life Global Funding I(a)
03/28/2033	5.150%	1,083,000	1,071,030
Mutual of Omaha Cos Global Funding(a)
12/12/2028	5.450%	230,000	233,561
New York Life Global Funding(a)
01/10/2028	3.000%	310,000	294,509
New York Life Insurance Co.(a)
Subordinated
05/15/2033	5.875%	1,355,000	1,402,467
05/15/2069	4.450%	196,000	152,143
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	366,000	366,710
Protective Life Global Funding(a)
12/08/2028	5.467%	632,000	642,128
Prudential Funding Asia PLC
04/14/2030	3.125%	436,000	395,273
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	702,000	714,584
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	673,000	538,167
Total			10,441,595
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	451,700
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	395,000	379,096
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	605,000	596,357
Total			1,427,153
Media and Entertainment 0.7%
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,005,000	967,674
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(a)
10/15/2030	4.750%	1,075,000	586,283
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	394,250	342,997
08/15/2030	7.750%	1,272,700	995,795
Lamar Media Corp.
02/15/2030	4.000%	530,000	483,294
Meta Platforms, Inc.
08/15/2031	4.550%	1,018,000	1,000,961
08/15/2034	4.750%	1,697,000	1,652,518
05/15/2053	5.600%	1,371,000	1,370,433
08/15/2054	5.400%	1,929,000	1,870,018
08/15/2064	5.550%	1,814,000	1,773,281
Midas OpCo Holdings LLC(a)
08/15/2029	5.625%	650,000	618,265
Netflix, Inc.
08/15/2034	4.900%	2,708,000	2,656,532
08/15/2054	5.400%	1,122,000	1,094,448
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	750,000	730,985
Outfront Media Capital LLC/Corp.(a)
01/15/2029	4.250%	375,000	348,938
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	485,000	356,113
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	230,000	185,401
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	535,000	395,179
Take-Two Interactive Software, Inc.
06/12/2034	5.600%	1,308,000	1,318,582
TEGNA, Inc.
03/15/2028	4.625%	362,000	343,494
09/15/2029	5.000%	646,000	604,533
Univision Communications, Inc.(a)
08/15/2028	8.000%	625,000	636,425
Warnermedia Holdings, Inc.
03/15/2032	4.279%	3,440,000	3,030,732
03/15/2042	5.050%	1,232,000	988,782
03/15/2052	5.141%	1,254,000	933,602
Total			25,285,265
Metals and Mining 0.3%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	650,000	649,824
Allegheny Technologies, Inc.
12/01/2027	5.875%	630,000	625,064
Big River Steel LLC/Finance Corp.(a)
01/31/2029	6.625%	320,000	319,712
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carpenter Technology Corp.
07/15/2028	6.375%	485,000	486,500
Cleveland-Cliffs, Inc.
06/01/2027	5.875%	748,000	741,783
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	449,000	417,814
Freeport-McMoRan, Inc.
08/01/2030	4.625%	417,000	404,082
Glencore Funding LLC(a)
09/23/2031	2.625%	1,127,000	950,116
04/04/2034	5.634%	4,221,000	4,206,457
Newmont Corp./Newcrest Finance Pty Ltd.
03/15/2034	5.350%	968,000	963,704
United States Steel Corp.
03/01/2029	6.875%	275,000	276,094
Vale Overseas Ltd.
06/12/2033	6.125%	234,000	235,950
06/28/2054	6.400%	736,000	720,952
Total			10,998,052
Midstream 1.4%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	505,000	487,706
Antero Midstream Partners LP/Finance Corp.(a)
06/15/2029	5.375%	730,000	710,114
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	475,000	474,822
Buckeye Partners LP
12/01/2027	4.125%	280,000	267,116
11/15/2043	5.850%	770,000	662,615
Cheniere Energy Partners LP
10/01/2029	4.500%	1,464,000	1,417,367
03/01/2031	4.000%	1,289,000	1,193,065
Cheniere Energy Partners LP(a)
08/15/2034	5.750%	2,356,000	2,366,917
Columbia Pipelines Holding Co. LLC(a)
10/01/2031	5.097%	346,000	337,346
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	548,000	562,576
08/15/2043	6.497%	163,000	168,707
DT Midstream, Inc.(a)
06/15/2029	4.125%	820,000	767,247
Enbridge, Inc.
11/15/2028	6.000%	977,000	1,011,011
11/15/2030	6.200%	977,000	1,028,041
04/05/2034	5.625%	1,675,000	1,686,147
04/05/2054	5.950%	328,000	324,918
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enbridge, Inc.(g)
01/15/2084	8.500%	927,000	1,027,933
Energy Transfer LP
07/01/2029	5.250%	2,307,000	2,318,560
09/01/2034	5.600%	1,662,000	1,654,867
05/15/2054	5.950%	1,515,000	1,461,346
09/01/2054	6.050%	1,173,000	1,148,408
Energy Transfer Operating LP
04/15/2047	5.300%	665,000	587,614
05/15/2050	5.000%	313,000	266,077
Energy Transfer Partners LP
06/01/2041	6.050%	82,000	81,593
EnLink Midstream LLC(a)
09/01/2030	6.500%	948,000	992,375
Enterprise Products Operating LLC
10/15/2034	6.650%	658,000	716,507
02/15/2035	4.950%	1,355,000	1,311,654
02/16/2055	5.550%	1,981,000	1,906,315
EQM Midstream Partners LP(a)
01/15/2029	4.500%	1,234,000	1,177,798
01/15/2031	4.750%	385,000	362,163
Flex Intermediate Holdco LLC(a)
06/30/2031	3.363%	203,000	173,502
12/30/2039	4.317%	207,000	159,077
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	1,214,087	1,040,190
03/31/2036	2.625%	870,000	706,605
Genesis Energy LP/Finance Corp.
01/15/2027	8.000%	191,000	194,183
02/01/2028	7.750%	480,000	480,320
Harvest Midstream I LP(a)
05/15/2032	7.500%	420,000	427,575
Hess Midstream Operations LP(a)
02/15/2026	5.625%	280,000	279,414
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	185,000	161,299
Kinder Morgan, Inc.
08/01/2050	3.250%	955,000	604,987
08/01/2054	5.950%	283,000	276,235
Kinetik Holdings LP(a)
12/15/2028	6.625%	745,000	761,107
06/15/2030	5.875%	2,119,000	2,085,497
MPLX LP
06/01/2034	5.500%	1,560,000	1,538,667
03/14/2052	4.950%	166,000	139,724
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2029	8.125%	280,000	283,786
02/15/2032	8.375%	120,000	120,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northriver Midstream Finance LP(a)
07/15/2032	6.750%	540,000	544,024
NuStar Logistics LP
10/01/2030	6.375%	530,000	531,352
ONEOK, Inc.
10/15/2031	4.750%	766,000	740,815
11/01/2034	5.050%	342,000	327,337
11/01/2054	5.700%	2,573,000	2,424,435
11/01/2064	5.850%	265,000	248,223
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	540,000	512,872
05/15/2030	4.800%	670,000	630,229
South Bow USA Infrastructure Holdings LLC(a)
09/01/2027	4.911%	770,000	767,330
10/01/2029	5.026%	407,000	399,738
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	169,000	178,480
Sunoco LP(a)
05/01/2032	7.250%	365,000	377,031
Sunoco LP/Finance Corp.
04/15/2027	6.000%	615,000	613,197
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	550,000	499,463
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	371,000	369,086
TransCanada PipeLines Ltd.
03/01/2034	4.625%	841,000	783,036
10/15/2037	6.200%	87,000	89,607
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	575,000	598,105
02/01/2029	9.500%	1,025,000	1,132,738
06/01/2031	8.375%	1,440,000	1,501,653
Total			51,180,754
Natural Gas 0.1%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	152,000	149,486
Atmos Energy Corp.
02/15/2052	2.850%	404,000	246,132
10/15/2052	5.750%	146,000	146,426
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	262,000	200,433
Engie SA(a)
04/10/2034	5.625%	535,000	534,731
NiSource Finance Corp.
02/01/2042	5.800%	301,000	291,684
NiSource, Inc.
09/01/2029	2.950%	202,000	184,827
02/15/2031	1.700%	244,000	199,612
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra(g)
10/01/2054	6.875%	1,244,000	1,257,105
04/01/2055	6.550%	323,000	320,658
Southern California Gas Co.
02/01/2030	2.550%	292,000	261,545
Southern Co. Gas Capital Corp.
10/01/2046	3.950%	196,000	151,281
09/30/2051	3.150%	472,000	304,054
Total			4,247,974
Office REIT 0.0%
Corporate Office Properties LP
04/15/2031	2.750%	436,000	372,102
Oil Field Services 0.1%
Diamond Foreign Asset Co. /Finance LLC(a)
10/01/2030	8.500%	295,000	306,120
Guara Norte Sarl(a)
06/15/2034	5.198%	159,730	145,580
Halliburton Co.
08/01/2043	4.750%	160,000	139,397
MV24 Capital BV(a)
06/01/2034	6.748%	451,260	426,276
Nabors Industries, Inc.(a)
05/15/2027	7.375%	495,000	494,600
National Oilwell Varco, Inc.
12/01/2029	3.600%	248,000	231,419
Noble Finance II LLC(a)
04/15/2030	8.000%	435,000	439,236
Precision Drilling Corp.(a)
01/15/2026	7.125%	389,000	388,821
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	370,000	371,281
Valaris Ltd.(a)
04/30/2030	8.375%	350,000	353,834
Total			3,296,564
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	276,000	261,095
Other Industry 0.1%
Dycom Industries, Inc.(a)
04/15/2029	4.500%	305,000	284,815
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	870,000	837,914
Hillenbrand, Inc.
03/01/2031	3.750%	805,000	702,469
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quanta Services, Inc.
08/09/2034	5.250%	968,000	946,946
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	526,883
University of Miami
04/01/2052	4.063%	253,000	203,199
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	175,000	166,805
Williams Scotsman, Inc.(a)
10/01/2031	7.375%	365,000	375,154
Total			4,044,185
Other REIT 0.3%
Arbor Realty SR, Inc.(a)
10/15/2027	9.000%	3,000,000	2,976,390
Arbor Realty Trust, Inc.(a)
09/01/2026	4.500%	6,000,000	5,555,073
Extra Space Storage LP
06/15/2029	4.000%	215,000	205,725
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	249,000	242,356
Prologis LP
04/15/2030	2.250%	209,000	182,788
04/15/2050	3.000%	407,000	260,890
03/15/2054	5.250%	139,000	129,937
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	805,000	779,133
Starwood Property Trust, Inc.(a)
04/01/2029	7.250%	560,000	574,064
Sun Communities Operating LP
04/15/2032	4.200%	1,459,000	1,330,857
WP Carey, Inc.
10/01/2026	4.250%	241,000	238,447
04/01/2033	2.250%	346,000	272,804
Total			12,748,464
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	104,000	114,612
12/01/2046	4.000%	341,000	265,934
05/01/2050	3.450%	278,000	192,250
Entergy Texas Restoration Funding II LLC
12/15/2035	3.697%	585,000	532,259
Total			1,105,055
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,274,260
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Global, Inc.(a)
06/15/2031	5.800%	2,629,000	2,678,008
Mauser Packaging Solutions Holding Co.(a)
04/15/2027	7.875%	645,000	657,410
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	510,000	507,036
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	660,000	655,212
Sealed Air Corp.(a)
12/01/2027	4.000%	415,000	396,307
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	580,000	572,036
Total			6,740,269
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2032	6.375%	595,000	596,323
Packaging Corp. of America
12/15/2049	4.050%	203,000	155,228
Total			751,551
Pharmaceuticals 1.4%
AbbVie, Inc.
03/15/2027	4.800%	1,648,000	1,657,628
03/15/2029	4.800%	1,648,000	1,646,733
11/21/2029	3.200%	2,431,000	2,257,066
03/15/2031	4.950%	990,000	989,435
03/15/2034	5.050%	2,032,000	2,008,381
03/15/2035	4.550%	1,900,000	1,786,172
05/14/2035	4.500%	1,430,000	1,337,894
11/21/2039	4.050%	4,302,000	3,678,478
11/21/2049	4.250%	2,562,000	2,086,549
Amgen, Inc.
03/02/2043	5.600%	951,000	925,577
03/01/2053	4.875%	129,000	110,647
03/02/2053	5.650%	1,534,000	1,478,799
03/02/2063	5.750%	657,000	630,241
Astrazeneca Finance LLC
02/26/2034	5.000%	1,333,000	1,318,452
AstraZeneca PLC
09/15/2037	6.450%	230,000	252,319
09/18/2042	4.000%	270,000	223,604
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%	2,070,000	1,978,929
08/15/2027	5.750%	445,000	387,272
06/01/2028	4.875%	140,000	112,247
Biogen, Inc.
05/01/2030	2.250%	1,261,000	1,089,707
Bristol Myers Squibb Co.
03/15/2052	3.700%	1,186,000	862,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bristol-Myers Squibb Co.
02/22/2054	5.550%	3,119,000	3,037,642
03/15/2062	3.900%	348,000	249,313
02/22/2064	5.650%	1,465,000	1,411,467
Eli Lilly & Co.
08/14/2029	4.200%	2,072,000	2,027,651
02/09/2034	4.700%	1,309,000	1,269,562
08/14/2034	4.600%	2,038,000	1,957,336
08/14/2054	5.050%	491,000	454,824
02/09/2064	5.100%	658,000	601,825
Gilead Sciences, Inc.
10/15/2033	5.250%	768,000	770,178
09/01/2036	4.000%	666,000	587,498
10/01/2040	2.600%	400,000	276,830
03/01/2047	4.150%	274,000	219,409
10/01/2050	2.800%	285,000	175,263
11/15/2054	5.500%	680,000	662,338
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	625,000	574,623
Merck & Co., Inc.
06/24/2040	2.350%	1,377,000	929,554
03/07/2049	4.000%	259,000	203,544
12/10/2061	2.900%	304,000	174,279
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	610,851
04/30/2031	5.125%	275,000	247,277
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	1,590,000	1,540,251
05/19/2053	5.300%	2,691,000	2,524,979
05/19/2063	5.340%	2,101,000	1,928,269
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	355,000	295,556
Roche Holdings, Inc.(a)
11/13/2030	5.489%	1,585,000	1,632,476
Takeda Pharmaceutical Co., Ltd.
07/09/2040	3.025%	855,000	620,009
07/05/2044	5.650%	537,000	527,620
07/09/2050	3.175%	639,000	413,866
Zoetis, Inc.
05/15/2030	2.000%	241,000	207,363
11/16/2032	5.600%	241,000	248,298
Total			53,198,081
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,237,000	714,443
Cincinnati Financial Corp.
11/01/2034	6.125%	251,000	261,149
Total			975,592
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
Burlington Northern Santa Fe LLC
02/15/2051	3.050%	619,000	405,256
01/15/2053	4.450%	260,000	217,767
04/15/2054	5.200%	1,403,000	1,321,288
03/15/2055	5.500%	1,715,000	1,683,810
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	565,000	567,965
Union Pacific Corp.
05/20/2031	2.375%	620,000	535,711
02/14/2032	2.800%	840,000	728,737
02/14/2053	3.500%	281,000	198,102
Total			5,658,636
Refining 0.0%
HF Sinclair Corp.
04/01/2026	5.875%	96,000	96,719
Phillips 66 Co.
12/15/2029	3.150%	208,000	190,811
Raizen Fuels Finance SA(a)
01/17/2035	5.700%	720,000	667,070
Valero Energy Corp.
09/15/2027	2.150%	248,000	231,898
04/15/2032	7.500%	129,000	144,911
Total			1,331,409
Restaurants 0.1%
McDonald’s Corp.
03/01/2038	6.300%	997,000	1,070,873
09/09/2052	5.150%	756,000	691,503
Total			1,762,376
Retail REIT 0.3%
Agree LP
06/15/2028	2.000%	1,016,000	920,202
10/01/2032	4.800%	611,000	584,925
06/15/2033	2.600%	277,000	222,786
Brixmor Operating Partnership LP
04/01/2028	2.250%	234,000	213,928
08/16/2031	2.500%	1,073,000	901,385
Kimco Realty OP LLC
03/01/2035	4.850%	893,000	849,408
National Retail Properties, Inc.
11/15/2025	4.000%	141,000	139,923
12/15/2026	3.600%	76,000	74,393
Realty Income Corp.
03/15/2028	2.100%	629,000	578,147
01/15/2030	3.400%	672,000	624,670
01/15/2031	3.250%	193,000	174,164
02/15/2032	2.700%	429,000	364,005
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/2032	2.850%	812,000	685,492
07/15/2033	4.900%	966,000	936,359
02/15/2034	5.125%	647,000	634,341
09/01/2054	5.375%	235,000	223,147
Regency Centers LP
09/15/2029	2.950%	1,714,000	1,570,650
01/15/2034	5.250%	1,317,000	1,299,263
STORE Capital Corp.
11/18/2030	2.750%	992,000	854,955
12/01/2031	2.700%	390,000	320,647
Total			12,172,790
Retailers 0.3%
Amazon.com, Inc.
04/13/2052	3.950%	623,000	490,681
Asbury Automotive Group, Inc.
03/01/2028	4.500%	510,000	488,569
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	791,000	577,768
Gap Inc. (The)(a)
10/01/2029	3.625%	720,000	646,775
Home Depot, Inc. (The)
06/25/2029	4.750%	994,000	995,823
06/25/2031	4.850%	660,000	659,525
06/25/2034	4.950%	1,162,000	1,145,567
04/15/2052	3.625%	1,219,000	883,823
L Brands, Inc.
06/15/2029	7.500%	1,320,000	1,360,116
Lithia Motors, Inc.(a)
12/15/2027	4.625%	405,000	391,646
Lowe’s Companies, Inc.
04/01/2051	3.500%	790,000	538,878
04/01/2052	4.250%	1,583,000	1,234,645
04/15/2053	5.625%	317,000	305,121
04/01/2063	5.850%	326,000	318,274
Nordstrom, Inc.
04/01/2030	4.375%	290,000	262,648
Penske Automotive Group, Inc.
06/15/2029	3.750%	563,000	511,530
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	1,275,000	1,202,817
Sonic Automotive, Inc.(a)
11/15/2029	4.625%	380,000	350,928
Target Corp.
01/15/2053	4.800%	222,000	198,281
William Carter Co. (The)(a)
03/15/2027	5.625%	405,000	401,887
Total			12,965,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stranded Utility 0.1%
Consumers 2023 Securitization Funding LLC
09/01/2030	5.210%	897,000	905,812
PG&E Recovery Funding LLC
06/01/2042	5.231%	280,000	278,191
07/15/2047	5.536%	825,000	822,332
06/01/2049	5.529%	335,000	332,195
PG&E Wildfire Recovery Funding LLC
06/01/2036	4.263%	165,000	154,687
12/01/2047	5.212%	270,000	258,765
06/01/2052	5.099%	510,000	481,570
SCE Recovery Funding LLC
06/15/2040	4.697%	115,318	111,213
Sigeco Securitization I LLC
11/15/2036	5.026%	111,495	109,667
05/15/2041	5.172%	112,000	109,502
Total			3,563,934
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	2,035,000	1,990,946
Kroger Co. (The)
09/15/2054	5.500%	652,000	613,503
Total			2,604,449
Technology 2.1%
Accenture Capital, Inc.
10/04/2027	3.900%	1,983,000	1,954,038
10/04/2029	4.050%	1,652,000	1,603,682
10/04/2031	4.250%	3,385,000	3,254,138
10/04/2034	4.500%	1,949,000	1,852,775
Amkor Technology, Inc.(a)
09/15/2027	6.625%	810,000	810,032
ams-OSRAM AG(a)
03/30/2029	12.250%	385,000	379,270
Analog Devices, Inc.
04/01/2054	5.300%	1,191,000	1,131,802
Apple, Inc.
02/08/2041	2.375%	474,000	326,226
05/11/2050	2.650%	516,000	320,471
02/08/2051	2.650%	399,000	245,993
08/08/2052	3.950%	1,247,000	991,779
08/05/2061	2.850%	2,228,000	1,339,852
Block, Inc.
06/01/2031	3.500%	910,000	800,941
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
11/15/2025	3.150%	764,000	753,868
02/15/2028	4.150%	1,622,000	1,594,789
07/12/2029	5.050%	2,377,000	2,385,874
11/15/2031	5.150%	2,037,000	2,050,176
02/15/2032	4.550%	1,652,000	1,597,269
10/15/2034	4.800%	2,313,000	2,232,113
Broadcom, Inc.(a)
02/15/2031	2.450%	1,019,000	879,329
11/15/2035	3.137%	1,402,000	1,145,264
05/15/2037	4.926%	931,000	886,202
Cadence Design Systems, Inc.
09/10/2027	4.200%	1,231,000	1,216,920
09/10/2029	4.300%	3,947,000	3,868,825
09/10/2034	4.700%	2,394,000	2,295,711
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	685,000	637,875
Coherent Corp.(a)
12/15/2029	5.000%	940,000	896,660
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	1,030,450
Elastic NV(a)
07/15/2029	4.125%	630,000	583,955
Entegris Escrow Corp.(a)
06/15/2030	5.950%	275,000	272,267
Entegris, Inc.(a)
04/15/2028	4.375%	625,000	597,929
Fiserv, Inc.
07/01/2049	4.400%	274,000	223,875
Global Payments, Inc.
11/15/2031	2.900%	1,154,000	986,875
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	525,000	549,992
IBM International Capital Pte., Ltd.
02/05/2054	5.300%	1,394,000	1,285,561
Imola Merger Corp.(a)
05/15/2029	4.750%	540,000	513,255
Intel Corp.
08/12/2041	2.800%	560,000	356,970
02/10/2043	5.625%	373,000	340,937
11/15/2049	3.250%	203,000	121,583
08/12/2051	3.050%	274,000	155,883
02/10/2053	5.700%	1,299,000	1,150,257
02/21/2054	5.600%	656,000	575,898
02/10/2063	5.900%	908,000	815,834
Intuit, Inc.
09/15/2053	5.500%	1,294,000	1,269,262
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,345,000	1,311,217
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KLA Corp.
02/01/2034	4.700%	1,316,000	1,277,376
03/01/2050	3.300%	534,000	369,326
Mastercard, Inc.
01/15/2032	4.350%	2,393,000	2,313,270
01/15/2035	4.550%	2,051,000	1,966,086
Micron Technology, Inc.
04/15/2028	5.375%	3,262,000	3,296,914
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	505,000	546,315
NCR Corp.(a)
10/01/2028	5.000%	867,000	833,294
NXP BV/Funding LLC/USA, Inc.
05/11/2031	2.500%	783,000	666,611
11/30/2051	3.250%	317,000	202,953
Oracle Corp.
03/25/2028	2.300%	206,000	190,482
05/15/2035	3.900%	200,000	174,929
07/15/2036	3.850%	226,000	193,598
04/01/2040	3.600%	728,000	568,326
07/15/2046	4.000%	1,131,000	869,302
09/27/2054	5.375%	679,000	626,543
09/27/2064	5.500%	679,000	622,070
QUALCOMM, Inc.
05/20/2052	4.500%	215,000	179,965
RingCentral, Inc.(a)
08/15/2030	8.500%	445,000	471,111
Roper Technologies, Inc.
09/15/2027	1.400%	447,000	409,286
06/30/2030	2.000%	135,000	115,073
02/15/2032	4.750%	194,000	188,900
10/15/2034	4.900%	892,000	857,967
S&P Global, Inc.
03/01/2032	2.900%	1,272,000	1,109,112
Seagate HDD Cayman
07/15/2029	3.125%	480,000	431,753
01/15/2031	4.125%	739,000	665,728
Sensata Technologies BV(a)
04/15/2029	4.000%	425,000	389,989
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	565,000	574,827
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	625,000	618,164
Synaptics, Inc.(a)
06/15/2029	4.000%	565,000	514,538
Texas Instruments, Inc.
03/14/2053	5.000%	1,433,000	1,309,498
02/08/2054	5.150%	1,862,000	1,742,604
05/18/2063	5.050%	647,000	582,819
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TSMC Arizona Corp.
10/25/2031	2.500%	1,340,000	1,147,762
VMware, Inc.
05/15/2027	4.650%	613,000	610,473
Workday, Inc.
04/01/2029	3.700%	805,000	765,794
Xerox Holdings Corp.(a)
11/30/2029	8.875%	425,000	381,518
Total			77,378,150
Tobacco 0.5%
BAT Capital Corp.
02/20/2034	6.000%	566,000	581,406
08/15/2037	4.390%	3,939,000	3,400,048
08/15/2047	4.540%	2,100,000	1,657,135
08/02/2053	7.081%	494,000	542,405
Imperial Brands Finance PLC(a)
07/01/2034	5.875%	2,849,000	2,838,217
Philip Morris International, Inc.
11/17/2025	5.000%	1,381,000	1,385,790
02/15/2028	4.875%	1,877,000	1,881,126
09/07/2028	5.250%	782,000	793,348
09/07/2030	5.500%	915,000	936,577
11/17/2032	5.750%	800,000	822,131
02/15/2033	5.375%	2,806,000	2,811,342
09/07/2033	5.625%	1,525,000	1,549,035
02/13/2034	5.250%	1,356,000	1,341,476
Total			20,540,036
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	840,000	820,966
Hertz Corp. (The)(a)
12/01/2026	4.625%	860,000	723,410
Penske Truck Leasing Co. LP(a)
07/01/2029	5.250%	526,000	527,646
XPO, Inc.(a)
06/01/2031	7.125%	620,000	632,975
Total			2,704,997
Treasury 0.1%
El Salvador Government International Bond(a)
11/21/2054	9.650%	1,221,000	1,280,453
Republic of South Africa Government International Bond(a)
11/19/2036	7.100%	787,000	766,388
11/19/2054	7.950%	709,000	679,782
Total			2,726,623
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.2%
Crown Castle Inc
03/01/2034	5.800%	2,015,000	2,053,814
Crown Castle International Corp.
04/01/2031	2.100%	1,103,000	912,964
04/01/2041	2.900%	594,000	413,963
Crown Castle, Inc.
09/01/2034	5.200%	1,355,000	1,321,322
SBA Communications Corp.
02/01/2029	3.125%	920,000	830,679
Sprint Capital Corp.
11/15/2028	6.875%	311,000	329,931
T-Mobile US, Inc.
04/15/2029	3.375%	1,845,000	1,723,260
01/15/2054	5.750%	294,000	287,202
United States Cellular Corp.
12/15/2033	6.700%	922,000	974,238
Vodafone Group PLC
06/28/2054	5.750%	357,000	344,977
Total			9,192,350
Wirelines 0.3%
Altice Financing SA(a)
01/15/2028	5.000%	600,000	470,208
AT&T, Inc.
06/01/2027	2.300%	757,000	714,667
06/01/2041	3.500%	625,000	478,774
09/15/2053	3.500%	2,831,000	1,908,259
09/15/2055	3.550%	2,635,000	1,777,438
12/01/2057	3.800%	1,760,000	1,218,760
09/15/2059	3.650%	612,000	405,882
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	635,000	632,675
Level 3 Financing, Inc.(a)
06/15/2029	4.875%	280,000	243,548
Lumen Technologies, Inc.(a)
04/15/2029	4.125%	269,628	242,794
04/15/2030	4.125%	1,045,883	933,726
NTT Finance Corp.(a)
07/02/2031	5.136%	450,000	451,553
Optics Bidco SpA(a)
09/30/2034	6.000%	715,000	692,977
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
02/08/2029	3.875%	186,000	179,341
11/20/2040	2.650%	323,000	220,810
02/23/2054	5.500%	1,186,000	1,134,129
10/30/2056	2.987%	976,000	579,949
Total			12,285,490
Total Corporate Bonds & Notes (Cost $1,079,223,657)			1,035,566,284

Foreign Government Obligations(k) 1.2%

Angola 0.0%
Angolan Government International Bond(a)
05/09/2028	8.250%	200,000	187,678
04/14/2032	8.750%	200,000	176,488
Total			364,166
Australia 0.1%
Export Finance & Insurance Corp.(a)
10/26/2027	4.625%	2,250,000	2,261,310
Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	823,719
Benin 0.0%
Benin Government International Bond(a)
02/13/2038	7.960%	310,000	292,240
Brazil 0.0%
Brazilian Government International Bond
05/13/2054	7.125%	915,000	845,811
Canada 0.1%
Antares Holdings LP(a)
10/23/2029	6.350%	1,107,000	1,098,574
NOVA Chemicals Corp.(a)
05/15/2029	4.250%	360,000	325,466
02/15/2030	9.000%	750,000	791,145
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	274,000	267,253
Total			2,482,438
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	237,000	241,050
Colombia 0.0%
Colombia Government International Bond
02/02/2034	7.500%	235,000	231,940
11/07/2036	7.750%	294,000	287,172
11/14/2053	8.750%	500,000	504,795
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecopetrol SA
01/19/2036	8.375%	268,000	258,259
Total			1,282,166
Dominican Republic 0.0%
Dominican Republic International Bond(a)
02/22/2033	6.000%	450,000	433,720
01/30/2060	5.875%	850,000	721,022
Total			1,154,742
Egypt 0.1%
Egypt Government International Bond(a)
03/01/2029	7.600%	600,000	580,341
09/30/2033	7.300%	1,000,000	846,383
01/31/2047	8.500%	500,000	387,529
Total			1,814,253
France 0.0%
Electricite de France SA(a)
05/23/2053	6.900%	760,000	816,673
Hungary 0.0%
Hungary Government International Bond(a)
06/16/2034	5.500%	260,000	247,816
India 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	179,000	173,928
Israel 0.1%
Israel Government International Bond
01/17/2033	4.500%	2,016,000	1,848,570
03/12/2034	5.500%	1,335,000	1,302,034
07/03/2050	3.875%	733,000	517,774
03/12/2054	5.750%	1,439,000	1,316,104
Total			4,984,482
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	700,000	623,009
01/30/2037	8.250%	202,000	196,232
Total			819,241
Jordan 0.0%
Jordan Government International Bond(a)
01/29/2026	6.125%	200,000	196,255
10/10/2047	7.375%	400,000	354,004
Total			550,259
Mexico 0.3%
Banco Nacional de Comercio Exterior SNC(a),(g)
08/11/2031	2.720%	520,000	478,405
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comision Federal de Electricidad(a)
01/24/2035	6.450%	291,000	274,633
FIEMEX Energia - Banco Actinver SA Institucion de Banca(a)
01/31/2041	7.250%	400,000	391,580
Mexico Government International Bond
05/24/2031	2.659%	2,321,000	1,881,505
02/12/2034	3.500%	3,342,000	2,654,340
08/14/2041	4.280%	388,000	286,196
03/08/2044	4.750%	438,000	332,548
01/23/2046	4.600%	1,196,000	864,231
02/10/2048	4.600%	1,283,000	920,242
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	1,008,992
01/28/2031	5.950%	720,000	607,702
02/16/2032	6.700%	270,000	235,282
01/23/2050	7.690%	1,300,000	978,159
Total			10,913,815
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2050	4.000%	200,000	135,375
OCP SA(a)
05/02/2054	7.500%	547,000	554,311
Total			689,686
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	400,000	378,575
09/28/2028	6.125%	540,000	488,839
01/21/2031	8.747%	500,000	479,994
09/28/2033	7.375%	442,000	376,886
Total			1,724,294
Oman 0.1%
Oman Government International Bond(a)
01/25/2051	7.000%	1,500,000	1,571,421
Panama 0.0%
Panama Government International Bond
03/01/2057	7.875%	264,000	254,552
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(i)
06/05/2034	0.000%	316,715	243,838
Paraguay Government International Bond(a)
03/13/2048	5.600%	1,800,000	1,569,183
03/30/2050	5.400%	3,220,000	2,732,163
Total			4,545,184
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 0.1%
Bank Gospodarstwa Krajowego(a)
07/09/2054	6.250%	1,764,000	1,726,365
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	319,021
03/13/2048	6.750%	400,000	270,056
Total			589,077
Turkey 0.1%
Istanbul Metropolitan Municipality(a)
12/06/2028	10.500%	455,000	493,718
Turkiye Government International Bond
05/15/2034	7.625%	1,309,000	1,328,545
Total			1,822,263
Uruguay 0.0%
Oriental Republic of Uruguay
09/10/2060	5.250%	1,025,000	933,571
Total Foreign Government Obligations (Cost $45,927,320)			43,924,522

Municipal Bonds 0.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	335,000	354,064
Higher Education 0.0%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	500,000	425,174
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	605,000	360,967
Total			786,141
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.0%
Texas Natural Gas Securitization Finance
Customer Rate Relief Bonds
Winter Storm Uri
Series 2023
04/01/2041	5.169%	140,000	137,870
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	1,553,985
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	245,000	278,959
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,293,626
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	341,000	292,365
Total Municipal Bonds (Cost $5,837,711)			4,697,010

Residential Mortgage-Backed Securities - Agency 32.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-111 Class DB
11/25/2041	4.000%	1,165,852	1,100,652
CMO Series 2013-11 Class AP
01/25/2043	1.500%	47,403	42,802
CMO Series 2014-25 Class EL
05/25/2044	3.000%	1,167,977	1,046,746
CMO Series 2015-8 Class AP
03/25/2045	2.000%	2,055,645	1,793,982
CMO Series 2016-64 Class BC
09/25/2046	1.750%	1,417,980	1,289,963
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-35 Class MC
12/25/2044	2.625%	802,275	768,065
CMO Series 2018-38 Class MA
06/25/2048	3.300%	1,687,989	1,570,097
CMO Series 2018-45B Class TM
06/25/2048	3.000%	1,303,013	1,147,654
CMO Series 2018-55 Class GA
08/25/2048	3.375%	1,263,942	1,174,677
CMO Series 2018-64 Class A
09/25/2048	3.000%	1,142,667	974,547
CMO Series 2018-85 Class EA
12/25/2048	3.500%	934,290	886,581
CMO Series 2020-50 Class A
07/25/2050	2.000%	2,827,827	2,307,778
CMO Series 2020-59 Class NC
08/25/2040	3.000%	1,424,627	1,281,204
CMO Series 2021-27 Class EC
05/25/2051	1.500%	3,493,352	2,718,217
CMO Series 2021-42 Class AC
02/25/2051	2.000%	1,273,104	1,072,805
CMO Series 2021-76 Class KB
11/25/2051	1.250%	735,769	602,945
CMO Series 2021-91A Class AB
09/25/2049	2.500%	1,615,170	1,387,171
CMO Series 2022-11 Class D
01/25/2050	3.000%	3,102,614	2,786,875
CMO Series 2022-3 Class N
10/25/2047	2.000%	4,664,678	4,012,277
CMO Series 2022-4 Class MH
09/25/2048	3.000%	1,764,017	1,609,845
CMO Series 2023-14 Class EJ
04/25/2049	2.750%	1,536,625	1,393,428
Fannie Mae REMICS(b)
CMO Series 2011-55 Class FH
30-day Average SOFR + 0.554% Floor 0.440%, Cap 7.000% 06/25/2041	5.123%	425,282	419,764
CMO Series 2014-74 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2044	5.083%	589,402	578,374
CMO Series 2016-19 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.083%	3,575,238	3,530,062
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-61 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 09/25/2046	5.083%	358,378	355,365
CMO Series 2017-11 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.083%	380,153	375,873
CMO Series 2017-113 Class FB
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 01/25/2048	4.933%	380,115	374,031
CMO Series 2017-82 Class FE
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 10/25/2047	4.933%	922,064	910,968
CMO Series 2017-9 Class EF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.083%	405,923	401,655
CMO Series 2018-1 Class FA
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 02/25/2048	4.933%	471,321	462,527
CMO Series 2018-86 Class AF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2048	4.983%	305,127	301,075
CMO Series 2019-15 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 04/25/2049	5.183%	677,233	665,930
CMO Series 2019-41 Class FG
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 08/25/2059	5.183%	1,622,800	1,592,534
CMO Series 2019-43 Class FC
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.083%	1,300,298	1,273,757
CMO Series 2023-38 Class FC
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 06/25/2040	5.233%	2,079,447	2,066,520
CMO Series 2023-38 Class FD
30-day Average SOFR + 0.864% Floor 0.750%, Cap 7.500% 10/25/2039	5.599%	648,490	633,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
10/01/2026- 10/01/2054	6.500%	2,261,746	2,357,193
10/01/2032- 04/01/2052	2.500%	71,945,804	63,145,293
12/01/2032- 08/01/2052	4.000%	16,617,558	15,371,888
03/01/2033- 04/01/2047	3.000%	36,155,826	31,723,050
06/01/2035- 05/01/2054	5.500%	2,764,429	2,730,386
09/01/2037- 10/01/2054	6.000%	26,403,329	26,967,749
06/01/2040- 12/01/2051	2.000%	36,968,618	30,743,532
06/01/2048- 07/01/2052	4.500%	6,491,392	6,133,687
12/01/2048	5.000%	804,910	789,889
03/01/2052	3.500%	4,419,758	3,939,646
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,017,087	902,801
CMO Series 2127 Class PG
02/15/2029	6.250%	16,312	16,390
CMO Series 2165 Class PE
06/15/2029	6.000%	19,591	19,816
CMO Series 2326 Class ZQ
06/15/2031	6.500%	90,451	92,709
CMO Series 2399 Class TH
01/15/2032	6.500%	63,941	66,032
CMO Series 2517 Class Z
10/15/2032	5.500%	29,067	29,596
CMO Series 2557 Class HL
01/15/2033	5.300%	117,805	117,222
CMO Series 262 Class 35
07/15/2042	3.500%	1,646,080	1,512,738
CMO Series 2752 Class EZ
02/15/2034	5.500%	330,138	336,633
CMO Series 2764 Class ZG
03/15/2034	5.500%	276,432	281,979
CMO Series 2953 Class PG
03/15/2035	5.500%	1,155,518	1,175,405
CMO Series 2986 Class CH
06/15/2025	5.000%	7,114	7,089
CMO Series 2989 Class TG
06/15/2025	5.000%	1,143	1,140
CMO Series 299 Class 300
01/15/2043	3.000%	196,471	174,607
CMO Series 2990 Class UZ
06/15/2035	5.750%	439,187	450,608
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3101 Class UZ
01/15/2036	6.000%	113,966	118,133
CMO Series 3123 Class AZ
03/15/2036	6.000%	143,456	148,823
CMO Series 3143 Class BC
02/15/2036	5.500%	159,794	161,597
CMO Series 3164 Class MG
06/15/2036	6.000%	43,698	45,375
CMO Series 3195 Class PD
07/15/2036	6.500%	80,099	82,620
CMO Series 3200 Class AY
08/15/2036	5.500%	106,182	108,838
CMO Series 3213 Class JE
09/15/2036	6.000%	152,253	158,163
CMO Series 3229 Class HE
10/15/2026	5.000%	19,470	19,428
CMO Series 3423 Class PB
03/15/2038	5.500%	359,994	368,566
CMO Series 3453 Class B
05/15/2038	5.500%	9,522	9,531
CMO Series 3461 Class Z
06/15/2038	6.000%	633,307	654,141
CMO Series 3501 Class CB
01/15/2039	5.500%	141,470	143,763
CMO Series 3684 Class CY
06/15/2025	4.500%	9,976	9,956
CMO Series 3704 Class CT
12/15/2036	7.000%	209,348	219,411
CMO Series 3704 Class DT
11/15/2036	7.500%	214,449	226,420
CMO Series 3704 Class ET
12/15/2036	7.500%	158,252	170,885
CMO Series 3819 Class ZQ
04/15/2036	6.000%	232,906	241,423
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	993,633
CMO Series 4015 Class MY
03/15/2042	3.500%	1,601,381	1,477,011
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	839,149
CMO Series 4205 Class PA
05/15/2043	1.750%	1,538,665	1,284,942
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,032,035
CMO Series 4240 Class B
08/15/2033	3.000%	1,765,966	1,675,237
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4880 Class DA
05/15/2050	3.000%	988,226	883,644
CMO Series 5091 Class AB
03/25/2051	1.500%	2,023,380	1,586,801
CMO Series R006 Class ZA
04/15/2036	6.000%	177,136	183,614
CMO Series R007 Class ZA
05/15/2036	6.000%	337,594	346,690
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	221,401	198,193
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.340% 07/01/2036	7.123%	26,025	26,859
12-month Term SOFR + 1.850% Cap 9.086% 07/01/2040	7.104%	58,309	59,962
12-month Term SOFR + 1.640% Floor 1.640%, Cap 8.179% 11/01/2048	3.413%	1,035,566	1,065,492
12-month Term SOFR + 1.621% Floor 1.621%, Cap 8.108% 02/01/2050	3.108%	1,452,283	1,428,408
30-day Average SOFR + 2.140% Floor 2.140%, Cap 8.953% 08/01/2052	3.952%	1,482,059	1,407,915
30-day Average SOFR + 2.306% Floor 2.306%, Cap 9.222% 05/01/2053	4.221%	4,183,436	4,104,669
CMO Series 2551 Class NS
-1.8 x 30-day Average SOFR + 14.273% Cap 14.483% 01/15/2033	5.845%	42,950	44,505
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	124,634	117,076
CMO Series 4048 Class FJ
30-day Average SOFR + 0.514% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.369%	207,676	205,976
STRIPS
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 03/15/2044	5.262%	4,579,773	4,531,289
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	5.947%	271,336	247,037
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(h)
CMO Series 3077 Class TO
04/15/2035	0.000%	562	561
CMO Series 3100 Class
01/15/2036	0.000%	44,248	36,323
CMO Series 3117 Class OG
02/15/2036	0.000%	19,020	16,546
CMO Series 3181 Class OH
07/15/2036	0.000%	129,105	105,172
CMO Series 3316 Class JO
05/15/2037	0.000%	5,555	4,435
CMO Series 3607 Class TO
10/15/2039	0.000%	116,993	96,076
CMO STRIPS Series 197 Class
04/01/2028	0.000%	28,967	27,378
CMO STRIPS Series 310 Class
09/15/2043	0.000%	712,960	518,992
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3380 Class SI
-1.0 x 30-day Average SOFR + 6.256% Cap 6.370% 10/15/2037	1.658%	981,930	93,947
CMO Series 3385 Class SN
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 11/15/2037	1.288%	25,107	1,519
CMO Series 3451 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2038	1.338%	15,463	1,077
CMO Series 3531 Class SM
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/15/2039	1.388%	19,020	1,072
CMO Series 3608 Class SC
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 12/15/2039	1.538%	97,432	7,584
CMO Series 3740 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.288%	114,872	8,693
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3740 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 10/15/2040	1.288%	184,389	16,357
CMO STRIPS Series 239 Class S30
-1.0 x 30-day Average SOFR + 7.586% Cap 7.700% 08/15/2036	2.988%	141,655	17,088
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class GT
11/15/2046	7.506%	136,992	144,546
CMO Series 4272 Class W
04/15/2040	5.635%	909,470	929,247
Federal Home Loan Mortgage Corp.(e)
CMO Series 3714 Class IP
08/15/2040	5.000%	80,833	4,260
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3802 Class LS
01/15/2040	5.050%	218,394	17,258
Federal Home Loan Mortgage Corp. REMICS(b)
CMO Series 3693 Class FC
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 07/15/2040	5.212%	757,669	749,080
CMO Series 3919 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 09/15/2041	5.212%	573,253	566,313
CMO Series 3951 Class FN
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	5.162%	547,205	539,678
CMO Series 3958 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/15/2041	5.162%	675,719	666,443
CMO Series 3975 Class CF
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	5.202%	547,213	540,801
CMO Series 3975 Class FA
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 12/15/2041	5.202%	647,939	640,528
CMO Series 3990 Class FG
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 01/15/2042	5.162%	798,193	787,592
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4059 Class FP
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 06/15/2042	5.162%	716,245	705,674
CMO Series 4091 Class FN
30-day Average SOFR + 0.514% Floor 0.400%, Cap 7.000% 08/15/2042	5.112%	702,328	690,046
CMO Series 4273 Class PF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/15/2043	5.112%	4,139,000	4,082,223
CMO Series 4587 Class AF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 06/15/2046	5.062%	1,366,726	1,350,737
CMO Series 4604 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/15/2046	5.112%	1,983,920	1,952,366
CMO Series 4611 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 06/15/2041	5.112%	7,558,488	7,438,192
CMO Series 4620 Class LF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/15/2046	5.112%	1,091,854	1,076,898
CMO Series 4709 Class FA
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 08/15/2047	5.012%	1,002,359	982,518
CMO Series 4854 Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 01/15/2049	5.012%	2,604,391	2,557,312
CMO Series 4988 Class KF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 07/25/2050	5.033%	1,165,704	1,153,015
Federal Home Loan Mortgage Corp. REMICS
CMO Series 4160 Class HP
01/15/2033	2.500%	848,450	801,661
CMO Series 4427 Class CE
02/15/2034	3.000%	244,799	240,538
CMO Series 4533 Class AB
06/15/2044	3.000%	2,241,827	2,114,823
CMO Series 4544 Class P
01/15/2046	2.500%	4,806,476	4,079,056
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5178 Class TP
04/25/2049	2.500%	2,145,337	1,848,249
CMO Series 5202 Class KA
06/25/2049	2.500%	1,377,472	1,199,709
CMO Series 5202 Class LA
05/25/2049	2.500%	1,966,102	1,689,044
CMO Series 5410 Class JY
03/15/2044	3.000%	1,457,000	1,210,983
CMO Series 5452 Class KY
03/15/2044	3.000%	1,567,000	1,281,589
Federal National Mortgage Association
08/01/2026- 10/01/2054	6.500%	11,022,592	11,542,512
01/01/2027- 09/01/2062	4.000%	24,383,640	22,952,733
05/01/2033- 06/01/2062	3.500%	41,349,815	37,151,971
11/01/2033- 11/01/2054	5.500%	21,686,530	21,527,695
02/01/2035- 03/01/2062	2.500%	85,455,384	71,555,234
01/01/2036- 11/01/2052	5.000%	4,836,325	4,705,470
09/01/2036- 11/01/2054	6.000%	23,339,477	23,928,628
11/01/2037- 01/01/2039	7.000%	275,420	286,835
11/01/2039- 06/01/2063	3.000%	198,616,245	172,046,387
06/01/2040- 04/01/2052	2.000%	116,367,516	95,144,166
06/01/2041- 12/01/2061	4.500%	15,687,763	14,881,174
CMO Series 1999-7 Class AB
03/25/2029	6.000%	33,946	34,017
CMO Series 2001-60 Class PX
11/25/2031	6.000%	73,910	75,600
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	219,299	223,225
CMO Series 2002-78 Class Z
12/25/2032	5.500%	95,181	96,853
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	1,352,231	1,334,544
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	493,728	503,769
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	773,091	787,989
CMO Series 2005-121 Class DX
01/25/2026	5.500%	575	573
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-105 Class ME
11/25/2036	5.500%	270,768	276,678
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	237,901	243,385
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	79,126	80,834
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	81,994	83,327
CMO Series 2007-116 Class PB
08/25/2035	5.500%	83,038	84,913
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	120,918	124,689
CMO Series 2007-42 Class B
05/25/2037	6.000%	83,405	84,692
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	153,265	153,564
CMO Series 2008-80 Class GP
09/25/2038	6.250%	14,305	14,669
CMO Series 2009-59 Class HB
08/25/2039	5.000%	182,495	183,034
CMO Series 2009-60 Class HT
08/25/2039	6.000%	180,373	187,051
CMO Series 2009-79 Class UA
03/25/2038	7.000%	10,276	10,506
CMO Series 2009-W1 Class A
12/25/2049	6.000%	254,431	259,748
CMO Series 2010-111 Class AM
10/25/2040	5.500%	536,260	548,126
CMO Series 2010-2 Class LC
02/25/2040	5.000%	864,792	863,530
CMO Series 2011-118 Class MT
11/25/2041	7.000%	222,050	232,160
CMO Series 2011-118 Class NT
11/25/2041	7.000%	247,674	261,610
CMO Series 2011-31 Class DB
04/25/2031	3.500%	898,968	870,745
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	123,473	126,676
CMO Series 2011-44 Class EB
05/25/2026	3.000%	103,701	102,694
CMO Series 2011-46 Class B
05/25/2026	3.000%	287,626	284,613
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	659,112	664,733
CMO Series 2012-151 Class NX
01/25/2043	1.500%	479,181	399,354
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-100 Class WB
10/25/2033	3.000%	1,891,599	1,792,638
CMO Series 2013-101 Class E
10/25/2033	3.000%	1,838,273	1,728,749
CMO Series 2013-108 Class GU
10/25/2033	3.000%	1,506,274	1,428,102
CMO Series 2013-43 Class BP
05/25/2043	1.750%	1,793,387	1,500,635
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	791,194
CMO Series 2013-81 Class TA
02/25/2043	3.000%	619,295	603,167
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,259,232	1,213,412
CMO Series 2016-48 Class MA
06/25/2038	2.000%	1,615,850	1,480,616
CMO Series 2016-57 Class PC
06/25/2046	1.750%	3,794,820	3,140,618
CMO Series 2017-13 Class PA
08/25/2046	3.000%	40,700	36,940
CMO Series 2018-14 Class KC
03/25/2048	3.000%	85,089	79,543
CMO Series 2018-8 Class KL
03/25/2047	2.500%	639,429	557,502
CMO Series 2019-25 Class PA
05/25/2048	3.000%	1,407,747	1,280,376
CMO Series 2019-8 Class GA
03/25/2049	3.000%	3,162,264	2,742,419
CMO Series 2020-48 Class AB
07/25/2050	2.000%	1,740,412	1,457,078
CMO Series 2020-48 Class DA
07/25/2050	2.000%	2,496,045	2,050,173
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	4,835,682	4,222,574
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	206,298	189,156
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
6-month Term SOFR + 2.500% Floor 2.500%, Cap 11.167% 03/01/2036	7.628%	71,411	74,167
12-month Term SOFR + 1.606% Floor 1.606%, Cap 7.785% 06/01/2050	2.785%	1,044,790	986,518
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.076% 07/01/2052	4.076%	2,077,969	1,989,293
30-day Average SOFR + 2.125% Floor 2.125%, Cap 9.357% 07/01/2052	4.357%	2,674,582	2,621,488
30-day Average SOFR + 2.120% Floor 2.120%, Cap 8.944% 08/01/2052	3.944%	626,290	596,840
30-day Average SOFR + 2.126% Floor 2.126%, Cap 9.602% 08/01/2052	4.602%	2,956,641	2,917,033
30-day Average SOFR + 2.131% Floor 2.131%, Cap 9.647% 08/01/2052	4.647%	2,505,390	2,475,017
30-day Average SOFR + 2.120% Floor 2.120%, Cap 9.111% 09/01/2052	4.111%	2,139,545	2,103,415
30-day Average SOFR + 2.133% Floor 2.133%, Cap 9.121% 10/01/2052	4.121%	4,985,382	4,900,252
30-day Average SOFR + 2.128% Floor 2.128%, Cap 9.170% 11/01/2052	4.170%	1,685,299	1,657,051
CMO Series 2003-W8 Class 3F1
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 05/25/2042	5.083%	86,346	86,072
CMO Series 2005-SV Class 75
-4.0 x 30-day Average SOFR + 23.742% Cap 24.200% 09/25/2035	5.467%	13,601	14,259
CMO Series 2005-W3 Class 2AF
30-day Average SOFR + 0.334% Floor 0.220%, Cap 9.500% 03/25/2045	4.903%	139,461	138,150
CMO Series 2007-101 Class A2
30-day Average SOFR + 0.364% Floor 0.250% 06/27/2036	4.933%	113,133	112,236
CMO Series 2010-28 Class BS
-2.2 x 30-day Average SOFR + 11.330% Cap 11.588% 04/25/2040	1.050%	25,674	20,994
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-35 Class SJ
-3.3 x 30-day Average SOFR + 17.285% Cap 17.667% 04/25/2040	2.056%	145,740	143,530
CMO Series 2010-49 Class SC
-2.0 x 30-day Average SOFR + 12.431% Cap 12.660% 03/25/2040	3.294%	93,267	86,532
CMO Series 2011-75 Class FA
30-day Average SOFR + 0.664% Floor 0.550%, Cap 6.500% 08/25/2041	5.233%	68,736	68,518
CMO Series 2019-67 Class FB
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 11/25/2049	5.133%	701,299	687,768
Federal National Mortgage Association(g)
CMO Series 2003-W16 Class AF5
11/25/2033	4.653%	174,868	174,479
Federal National Mortgage Association(b),(e)
CMO Series 2006-117 Class GS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2036	1.967%	79,873	5,042
CMO Series 2006-43 Class SI
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 06/25/2036	1.917%	343,915	31,552
CMO Series 2006-58 Class IG
-1.0 x 30-day Average SOFR + 6.406% Cap 6.520% 07/25/2036	1.837%	91,865	6,200
CMO Series 2006-8 Class WN
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	2.017%	395,749	34,433
CMO Series 2006-94 Class GI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/25/2026	1.967%	39,672	803
CMO Series 2007-109 Class PI
-1.0 x 30-day Average SOFR + 6.236% Cap 6.350% 12/25/2037	1.667%	82,034	4,638
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-65 Class KI
-1.0 x 30-day Average SOFR + 6.506% Cap 6.620% 07/25/2037	1.937%	61,234	5,739
CMO Series 2007-72 Class EK
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 07/25/2037	1.717%	372,393	34,905
CMO Series 2007-W7 Class 2A2
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 07/25/2037	1.847%	120,379	8,613
CMO Series 2009-112 Class ST
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 01/25/2040	1.567%	107,197	9,634
CMO Series 2009-17 Class QS
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 03/25/2039	1.967%	26,005	2,277
CMO Series 2009-37 Class KI
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2039	1.317%	115,229	6,427
CMO Series 2009-68 Class SA
-1.0 x 30-day Average SOFR + 6.636% Cap 6.750% 09/25/2039	2.067%	161,935	13,411
CMO Series 2010-125 Class SA
-1.0 x 30-day Average SOFR + 4.326% Cap 4.440% 11/25/2040	0.000%	288,338	7,138
CMO Series 2010-147 Class SA
-1.0 x 30-day Average SOFR + 6.416% Cap 6.530% 01/25/2041	1.847%	717,520	94,495
CMO Series 2010-35 Class SB
-1.0 x 30-day Average SOFR + 6.306% Cap 6.420% 04/25/2040	1.737%	72,257	6,163
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-42 Class S
-1.0 x 30-day Average SOFR + 6.286% Cap 6.400% 05/25/2040	1.717%	56,138	3,924
CMO Series 2010-68 Class SA
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 07/25/2040	0.317%	262,729	14,191
Federal National Mortgage Association(h)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	61,693	51,112
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	107,932	86,998
CMO Series 2009-86 Class BO
03/25/2037	0.000%	18,381	16,071
CMO Series 2013-101 Class DO
10/25/2043	0.000%	798,451	576,191
CMO Series 2013-128 Class
12/25/2043	0.000%	471,658	341,095
CMO Series 2013-92 Class
09/25/2043	0.000%	535,541	389,372
Federal National Mortgage Association(e)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	49,204	8,694
Federal National Mortgage Association(d)
CMO Series 2010-61 Class WA
06/25/2040	6.022%	38,891	39,379
CMO Series 2011-2 Class WA
02/25/2051	5.830%	41,800	42,648
CMO Series 2011-43 Class WA
05/25/2051	5.738%	57,420	58,553
Federal National Mortgage Association(d),(e)
CMO Series 2011-30 Class LS
04/25/2041	1.236%	161,670	9,278
Federal National Mortgage Association REMICS(b)
CMO Series 2010-107 Class FB
30-day Average SOFR + 0.524% Floor 0.410%, Cap 7.000% 09/25/2040	5.093%	706,760	696,555
CMO Series 2011-117 Class AF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	5.133%	505,855	498,792
CMO Series 2011-117 Class FA
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 11/25/2041	5.133%	1,161,571	1,145,672
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-127 Class FC
30-day Average SOFR + 0.564% Floor 0.450%, Cap 7.000% 12/25/2041	5.133%	537,946	530,054
CMO Series 2011-142 Class EF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 01/25/2042	5.183%	606,207	598,967
CMO Series 2012-106 Class FA
30-day Average SOFR + 0.454% Floor 0.340%, Cap 6.500% 10/25/2042	5.023%	492,107	483,592
CMO Series 2012-12 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.183%	533,389	526,891
CMO Series 2012-35 Class FL
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 04/25/2042	5.183%	435,638	430,189
CMO Series 2012-47 Class JF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 05/25/2042	5.183%	712,652	703,839
CMO Series 2012-9 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.183%	408,288	403,180
CMO Series 2012-9 Class WF
30-day Average SOFR + 0.614% Floor 0.500%, Cap 7.000% 02/25/2042	5.183%	415,083	409,993
CMO Series 2016-11 Class CF
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	5.033%	701,802	689,721
CMO Series 2016-11 Class FG
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 03/25/2046	5.033%	756,736	744,815
CMO Series 2016-22 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.083%	1,801,140	1,772,088
CMO Series 2016-22 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2046	5.083%	1,554,275	1,528,580
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-69 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	5.083%	1,168,630	1,152,573
CMO Series 2016-75 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 10/25/2046	5.083%	904,487	892,674
CMO Series 2016-78 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2044	5.083%	740,032	728,604
CMO Series 2016-79 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.083%	905,614	893,669
CMO Series 2016-82 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.083%	2,022,387	1,997,493
CMO Series 2016-82 Class FH
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.083%	1,844,493	1,815,909
CMO Series 2016-84 Class FB
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.083%	1,100,700	1,083,145
CMO Series 2016-86 Class FE
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 11/25/2046	5.083%	2,822,415	2,776,671
CMO Series 2016-88 Class CF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/25/2046	5.133%	1,543,220	1,523,064
CMO Series 2016-91 Class AF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/25/2046	5.083%	837,204	827,484
CMO Series 2017-12 Class FD
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.083%	953,106	940,041
CMO Series 2017-23 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 04/25/2047	5.083%	1,001,559	986,560
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-26 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 6.500% 04/25/2047	5.033%	2,417,354	2,383,512
CMO Series 2017-9 Class BF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.083%	1,065,981	1,051,561
CMO Series 2017-9 Class DF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 03/25/2047	5.083%	779,408	768,981
CMO Series 2017-96B Class FB
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 12/25/2047	4.983%	1,446,012	1,419,329
CMO Series 2018-36 Class FD
30-day Average SOFR + 0.364% Floor 0.250%, Cap 6.500% 06/25/2048	4.933%	1,977,918	1,946,642
Federal National Mortgage Association REMICS
CMO Series 2013-49C Class AP
05/25/2043	1.750%	607,759	498,366
CMO Series 2015-72 Class GL
10/25/2045	3.000%	751,000	627,683
CMO Series 2017-24 Class PG
04/25/2047	2.625%	3,281,791	2,788,384
CMO Series 2019-13 Class PE
03/25/2049	3.000%	786,723	691,709
CMO Series 2019-81 Class LH
12/25/2049	3.000%	927,906	809,402
CMO Series 2020-57 Class LJ
08/25/2050	2.000%	6,680,000	4,717,437
CMO Series 2020-70 Class AD
10/25/2050	1.500%	3,992,488	3,097,804
CMO Series 2022-62 Class KA
09/25/2052	3.250%	970,265	885,604
CMO Series 2024-64 Class KY
12/25/2043	3.000%	913,000	747,282
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	1,355,764	1,049,900
CMO Series 205217 Class CD
07/25/2049	2.500%	1,507,039	1,364,213
CMO Series 4047 Class CX
05/15/2042	3.500%	2,501,000	2,261,093
CMO Series 4091 Class BX
10/15/2041	3.250%	1,210,766	1,104,153
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4091 Class EX
07/15/2042	3.375%	772,989	706,295
CMO Series 4091 Class MX
02/15/2042	3.250%	951,754	863,023
CMO Series 4117 Class HB
10/15/2042	2.500%	856,825	740,170
CMO Series 4446 Class CP
03/15/2045	2.250%	1,015,990	876,170
CMO Series 4582 Class HA
09/15/2045	3.000%	3,782,900	3,502,405
CMO Series 4719 Class LA
09/15/2047	3.500%	1,096,906	988,667
CMO Series 4719 Class LM
09/15/2047	3.000%	852,395	740,880
CMO Series 4753 Class BD
01/15/2048	3.000%	895,000	773,555
CMO Series 4857 Class JA
01/15/2049	3.350%	3,283,850	3,071,696
CMO Series 4927 Class BG
11/25/2049	3.000%	1,494,679	1,341,185
CMO Series 4937 Class MD
10/25/2049	2.500%	1,493,251	1,289,401
CMO Series 4940 Class AG
05/15/2040	3.000%	933,582	865,497
CMO Series 4941 Class GA
12/15/2047	2.000%	856,932	699,434
CMO Series 4954 Class LB
02/25/2050	2.500%	720,188	615,756
CMO Series 4979A Class UC
06/25/2050	1.500%	2,770,291	2,137,357
CMO Series 5020 Class ET
10/25/2050	3.500%	1,275,881	1,141,715
CMO Series 5058 Class BC
11/25/2050	5.000%	925,762	891,687
CMO Series 5092Z Class HE
02/25/2051	2.000%	1,509,903	1,212,265
CMO Series 5116 Class PB
02/25/2051	2.250%	1,570,824	1,343,305
CMO Series 5118 Class CA
10/15/2033	1.500%	1,458,000	1,307,486
CMO Series 5182 Class M
05/25/2049	2.500%	1,278,400	1,120,644
CMO Series 5184E Class AB
05/25/2048	2.500%	932,908	830,919
CMO Series 5201 Class CA
07/25/2048	2.500%	1,829,556	1,631,575
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5202 Class BH
12/25/2047	2.000%	971,687	876,052
CMO Series 5202 Class MB
11/25/2048	3.000%	2,410,232	2,151,068
CMO Series 5202R Class TA
12/25/2048	2.500%	2,743,663	2,460,202
CMO Series 5206 Class CA
02/25/2047	3.000%	1,067,570	953,262
CMO Series 5207 Class PA
06/25/2051	3.000%	2,025,291	1,761,578
CMO Series 5209 Class EA
08/25/2050	3.000%	1,507,669	1,350,624
CMO Series 5209 Class EJ
08/25/2050	3.000%	1,507,669	1,350,624
CMO Series 5210 Class DC
09/25/2051	3.000%	1,428,369	1,304,029
CMO Series 5220 Class QK
09/25/2050	3.500%	2,931,962	2,740,708
CMO Series 5386 Class DM
03/25/2044	2.000%	1,643,000	1,139,014
Freddie Mac REMICS(b)
CMO Series 2399 Class FB
30-day Average SOFR + 0.900% Floor 0.900%, Cap 8.000% 04/25/2054	5.469%	4,789,285	4,786,009
CMO Series 4184 Class FN
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 03/15/2043	5.062%	422,624	414,221
CMO Series 4281 Class FA
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 12/15/2043	5.112%	338,032	334,408
CMO Series 4286 Class VF
30-day Average SOFR + 0.564% Floor 0.450%, Cap 6.500% 12/15/2043	5.162%	1,646,880	1,619,532
CMO Series 4303 Class FA
30-day Average SOFR + 0.464% Floor 0.350%, Cap 7.000% 02/15/2044	5.062%	593,154	581,769
CMO Series 4826 Class KF
30-day Average SOFR + 0.414% Floor 0.300%, Cap 6.500% 09/15/2048	5.012%	710,997	692,788
CMO Series 4903 Class NF
30-day Average SOFR + 0.514% Floor 0.400%, Cap 6.500% 08/25/2049	5.083%	675,544	662,085
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5119 Class QF
30-day Average SOFR + 0.200% Floor 0.200%, Cap 6.500% 06/25/2051	4.769%	1,958,858	1,847,961
CMO Series 5335 Class FB
30-day Average SOFR + 0.814% Floor 0.700%, Cap 7.500% 10/15/2039	5.412%	3,526,559	3,529,069
CMO Series 5396 Class HF
30-day Average SOFR + 0.950% Floor 0.950%, Cap 8.000% 04/25/2054	5.519%	3,471,645	3,476,851
Government National Mortgage Association
12/20/2037- 09/20/2050	2.500%	8,307,154	7,326,674
09/20/2038	7.000%	32,579	33,491
07/20/2040- 12/15/2040	3.750%	1,225,896	1,140,764
11/15/2040- 11/20/2040	3.625%	585,949	537,120
12/15/2040	3.490%	1,037,539	983,309
06/20/2043- 03/20/2052	3.000%	22,845,584	19,928,697
04/20/2048- 08/20/2052	4.000%	20,514,595	18,931,076
12/20/2048- 04/20/2050	4.500%	7,782,782	7,400,952
12/20/2048	5.000%	613,891	602,912
01/20/2050- 02/20/2052	3.500%	32,206,730	28,745,142
01/20/2053	6.000%	6,478,091	6,614,898
05/20/2063	4.390%	13,888	13,815
11/01/2070	2.933%	3,197,853	2,885,443
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	211,103	213,136
CMO Series 2005-26 Class XY
03/20/2035	5.500%	206,886	209,491
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	187,696	189,660
CMO Series 2006-17 Class JN
04/20/2036	6.000%	89,719	91,670
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	338,457	337,471
CMO Series 2006-69 Class MB
12/20/2036	5.500%	392,746	395,526
CMO Series 2008-23 Class PH
03/20/2038	5.000%	323,207	319,722
CMO Series 2010-130 Class CP
10/16/2040	7.000%	164,454	172,275
CMO Series 2010-163 Class NC
12/20/2040	4.000%	1,293,141	1,260,763
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-152 Class HA
06/20/2043	2.500%	1,457,792	1,318,183
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	36	32
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,652	2,440
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	30,096	28,303
CMO Series 2014-133 Class BP
09/20/2044	2.250%	1,088,347	952,485
CMO Series 2014-146 Class QA
10/20/2044	2.250%	339,059	299,956
CMO Series 2014-149 Class KP
07/16/2044	2.250%	934,946	838,383
CMO Series 2014-181 Class L
12/20/2044	3.000%	1,028,000	907,485
CMO Series 2015-144 Class CA
10/20/2045	2.500%	1,560,035	1,342,531
CMO Series 2016-136 Class A
07/20/2044	3.000%	842,066	733,904
CMO Series 2016-93 Class AB
07/20/2044	1.750%	1,861,775	1,476,457
CMO Series 2016-99 Class TL
04/16/2044	2.000%	408,471	326,017
CMO Series 2017-139 Class GA
09/20/2047	3.000%	3,488,188	3,074,514
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	672,050	620,439
CMO Series 2018-65 Class DC
05/20/2048	3.500%	1,261,000	1,122,307
CMO Series 2020-138 Class LE
09/20/2050	1.500%	4,032,821	3,160,728
CMO Series 2021-135 Class A
08/20/2051	2.000%	1,084,277	870,154
CMO Series 2021-215 Class GA
12/20/2051	2.000%	7,317,710	6,178,612
CMO Series 2021-227 Class E
07/20/2050	2.500%	6,782,090	5,710,976
CMO Series 2021-24 Class BC
02/20/2051	1.250%	1,531,101	1,154,079
CMO Series 2021-27 Class BD
02/20/2051	5.000%	1,256,042	1,217,918
CMO Series 2021-27 Class NT
02/20/2051	5.000%	1,405,817	1,349,354
CMO Series 2021-27 Class Q
02/20/2051	5.000%	1,236,181	1,198,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-8 Class CY
01/20/2051	5.000%	1,067,018	1,034,814
CMO Series 2021-89 Class LK
05/20/2051	2.000%	2,574,506	2,133,889
CMO Series 2021-97 Class QK
06/20/2051	2.000%	6,290,784	5,104,511
CMO Series 2022-107 Class C
06/20/2051	2.500%	5,700,415	4,600,697
CMO Series 2022-153 Class KA
12/20/2049	4.000%	1,470,704	1,411,568
CMO Series 2022-191 Class BY
08/20/2041	4.000%	7,296,000	6,748,895
CMO Series 2022-205 Class A
09/20/2051	2.000%	2,114,967	1,641,543
CMO Series 2022-24 Class AH
02/20/2052	2.500%	332,039	280,239
CMO Series 2022-31 Class GH
12/20/2049	2.500%	3,594,627	3,151,133
CMO Series 2022-34 Class DN
09/20/2041	3.500%	2,806,942	2,575,147
CMO Series 2022-5 Class BA
10/20/2049	2.000%	6,848,847	5,770,905
CMO Series 2022-50 Class CA
03/20/2052	3.000%	4,917,480	4,281,151
CMO Series 2022-66 Class CG
04/20/2052	3.500%	3,139,763	2,927,607
CMO Series 2022-78 Class HW
04/20/2052	2.500%	1,053,000	787,888
CMO Series 2022-84 Class A
01/20/2052	2.500%	1,780,869	1,431,831
CMO Series 2022-9 Class GA
01/20/2052	2.000%	1,268,850	1,028,901
CMO Series 2023-196 Class E
09/20/2048	3.000%	1,967,345	1,821,742
CMO Series 2023-81 Class YJ
06/20/2053	3.500%	3,852,000	3,206,350
CMO Series 2024-45 Class BD
03/20/2054	2.000%	1,118,075	992,882
Government National Mortgage Association(d)
03/20/2048	4.756%	2,645,451	2,608,298
CMO Series 2010-H17 Class XQ
07/20/2060	5.135%	3,756	2,955
CMO Series 2011-137 Class WA
07/20/2040	5.594%	348,428	351,622
CMO Series 2012-141 Class WC
01/20/2042	3.722%	258,928	240,010
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-54 Class WA
11/20/2042	4.892%	695,784	693,192
CMO Series 2013-75 Class WA
06/20/2040	5.113%	180,794	181,741
CMO Series 2021-27 Class CW
02/20/2051	5.001%	1,549,142	1,502,230
Government National Mortgage Association(b)
1-year CMT + 1.706% 02/20/2072	5.602%	6,197,750	6,436,961
1-year CMT + 1.699% 04/20/2072	5.597%	6,571,517	6,828,066
1-year CMT + 1.738% 04/20/2072	5.624%	5,559,202	5,776,105
CMO Series 2007-16 Class NS
-3.5 x 1-month Term SOFR + 22.874% Cap 23.275% 04/20/2037	7.578%	32,976	36,412
CMO Series 2012-H10 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.500% 12/20/2061	5.317%	165,430	165,313
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	5.467%	5,745	5,743
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	5.417%	5,124	5,122
CMO Series 2012-H26 Class MA
1-month Term SOFR + 0.664% Floor 0.550% 07/20/2062	5.317%	2,921	2,918
CMO Series 2012-H28 Class FA
1-month Term SOFR + 0.694% Floor 0.580% 09/20/2062	5.347%	4,002	4,001
CMO Series 2012-H29 Class FA
1-month Term SOFR + 0.629% Floor 0.515%, Cap 11.500% 10/20/2062	5.282%	118,978	118,849
CMO Series 2013-H01 Class TA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 01/20/2063	5.267%	4,453	4,437
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	5.067%	5,583	5,534
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class GA
1-month Term SOFR + 0.584% Floor 0.470%, Cap 10.500% 03/20/2063	5.237%	191,382	190,992
CMO Series 2013-H07 Class HA
1-month Term SOFR + 0.524% Floor 0.410%, Cap 11.000% 03/20/2063	5.177%	174,393	173,964
CMO Series 2013-H09 Class GA
1-month Term SOFR + 0.594% Floor 0.480%, Cap 11.000% 04/20/2063	5.247%	162,391	162,185
CMO Series 2013-H09 Class SA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.500% 04/20/2063	5.267%	477,667	476,874
CMO Series 2013-H21 Class FA
1-month Term SOFR + 0.864% Floor 0.750%, Cap 11.000% 09/20/2063	5.517%	50,598	50,713
CMO Series 2013-H21 Class FB
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 09/20/2063	5.467%	142,113	142,285
CMO Series 2015-H23 Class FB
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 09/20/2065	5.287%	608,174	607,668
CMO Series 2015-H26 Class FG
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.000% 10/20/2065	5.287%	333,726	332,512
CMO Series 2020-H05 Class FK
1-month Term SOFR + 0.724% Floor 0.610%, Cap 99.000% 03/20/2070	5.377%	2,349,059	2,327,135
CMO Series 2022-197 Class LF
30-day Average SOFR + 0.700% Floor 0.700%, Cap 7.000% 11/20/2052	5.305%	5,410,796	5,360,483
Government National Mortgage Association(b),(e)
CMO Series 2005-3 Class SE
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2035	1.615%	297,614	6,888
CMO Series 2007-40 Class SN
-1.0 x 1-month Term SOFR + 6.566% Cap 6.680% 07/20/2037	2.195%	213,392	8,070
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-62 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2038	1.665%	191,441	175
CMO Series 2008-76 Class US
-1.0 x 1-month Term SOFR + 5.786% Cap 5.900% 09/20/2038	1.415%	254,767	8,545
CMO Series 2008-95 Class DS
-1.0 x 1-month Term SOFR + 7.186% Cap 7.300% 12/20/2038	2.815%	211,015	5,512
CMO Series 2009-106 Class ST
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2038	1.515%	336,866	12,765
CMO Series 2009-64 Class SN
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/16/2039	1.588%	105,527	5,019
CMO Series 2009-67 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/16/2039	1.538%	97,144	6,917
CMO Series 2009-72 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/16/2039	1.738%	243,552	16,664
CMO Series 2009-81 Class SB
-1.0 x 1-month Term SOFR + 5.976% Cap 6.090% 09/20/2039	1.605%	351,157	27,147
CMO Series 2010-47 Class PX
-1.0 x 1-month Term SOFR + 6.586% Cap 6.700% 06/20/2037	2.215%	396,844	26,770
CMO Series 2011-75 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 05/20/2041	2.115%	171,209	10,523
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(h)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	36,698	35,056
CMO Series 2010-157 Class OP
12/20/2040	0.000%	199,006	166,203
Government National Mortgage Association(e)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	256,090	51,504
Government National Mortgage Association TBA(l)
01/21/2055- 02/20/2055	6.000%	7,200,000	7,246,960
01/21/2055	6.500%	6,500,000	6,611,306
02/20/2055	5.500%	8,000,000	7,926,363
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	4,093,669	2,950,766
Uniform Mortgage-Backed Security TBA(l)
01/14/2055	5.500%	24,100,000	23,780,640
Total Residential Mortgage-Backed Securities - Agency (Cost $1,271,182,278)			1,223,160,130

Residential Mortgage-Backed Securities - Non-Agency 2.6%

Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	640,959	598,397
CMO Series 2021-6 Class A1
09/25/2066	1.458%	1,248,867	1,031,346
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	122,687	114,460
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	21,699	20,003
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	7.090%	13,654	13,007
CMO Series 2003-7 Class 6A
10/25/2033	6.538%	58,245	55,535
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month Term SOFR + 1.014% Floor 0.900%, Cap 11.000% 12/25/2033	5.353%	167,519	169,323
Bunker Hill Loan Depositary Trust(a),(g)
CMO Series 2019-2 Class A1
07/25/2049	3.879%	591,892	573,525
CMO Series 2019-3 Class A1
11/25/2059	2.724%	142,123	139,981
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month Term SOFR + 0.674% Floor 0.560% 02/25/2033	5.013%	340,786	339,811
Chase Funding Trust(g)
Series 2003-4 Class 1A5
05/25/2033	5.916%	144,827	138,871
Series 2003-6 Class 1A5
11/25/2034	4.873%	115,020	111,216
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	6.620%	76,179	74,691
CMO Series 2007-A1 Class 2A1
02/25/2037	6.592%	31,495	29,630
CMO Series 2007-A1 Class 7A1
02/25/2037	7.606%	3,165	3,182
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	23,249	22,240
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	61,863	60,983
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	6.567%	36,421	35,981
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	1,611,257	1,328,342
CMO Series 2021-4 Class A1
10/25/2066	1.397%	1,719,400	1,427,192
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	90,047	87,058
CMO Series 2004-3 Class A26
04/25/2034	5.500%	38,815	37,729
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	81,465	81,311
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	30,236	29,296
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	64,514	62,051
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	97,353	95,764
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.421%	3,152,000	2,982,083
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	654,374	637,254
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,794,119
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,482,815
CMO Series 2021-GT2 Class B
10/25/2026	4.440%	3,828,000	3,493,337
FMC GMSR Issuer Trust(a)
CMO Series 2022-GT1 Class B
04/25/2027	7.170%	6,000,000	5,854,738
CMO Series 2022-GT2 Class B
07/25/2027	10.070%	6,000,000	6,086,221
Freddie Mac Seasoned Credit Risk Transfer Trust
CMO Series 2024-2 Class MT (FHLMC)
05/25/2064	3.500%	6,072,275	5,324,883
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.000% 09/25/2035	4.803%	394,883	336,956
GSMPS Mortgage Loan Trust(a),(d),(e)
CMO Series 2005-RP3 Class 1AS
09/25/2035	0.000%	306,035	372
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	80,855	78,764
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 5.500% 06/25/2035	4.953%	4,893	4,694
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	5.885%	302,805	286,848
Headlands Residential LLC(a),(d)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	4.487%	1,945,791	1,917,723
Hundred Acre Wood Trust(a),(c)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	1,956,721
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 10.250% 05/25/2035	5.053%	83,279	78,086
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	5.200%	39,580	38,488
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.500% 05/25/2036	5.153%	21,727	19,618
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	7.129%	40,094	38,863
CMO Series 2007-A1 Class 5A5
07/25/2035	6.082%	49,764	49,978
LHOME Mortgage Trust(a),(g)
CMO Series 2023-RTL2 Class A1
06/25/2028	8.000%	3,700,000	3,737,702
CMO Series 2023-RTL4 Class A1
11/25/2028	7.628%	4,165,000	4,231,930
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	6.899%	49,860	48,095
CMO Series 2004-13 Class 3A7
11/21/2034	6.415%	91,385	86,049
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	16,190	13,725
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	57,485	55,618
CMO Series 2004-2 Class A2
08/25/2032	6.500%	90,538	88,124
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month Term SOFR + 0.894% Floor 0.780%, Cap 11.750% 03/25/2028	5.233%	14,080	12,677
CMO Series 2003-E Class A1
1-month Term SOFR + 0.734% Floor 0.620%, Cap 11.750% 10/25/2028	5.073%	84,366	79,902
CMO Series 2004-A Class A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.750% 04/25/2029	4.913%	72,661	66,818
CMO Series 2004-G Class A2
6-month Term SOFR + 1.028% Floor 0.600%, Cap 11.750% 01/25/2030	6.304%	6,177	5,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	5.816%	62,999	58,974
CMO Series 2004-A4 Class A2
08/25/2034	5.621%	78,427	73,351
MFA Trust(a),(d)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	633,454	550,597
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.640%	82,663	78,427
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	69,361	60,938
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	189,460	177,473
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2024-RTL1 Class A1
03/25/2039	6.664%	4,515,000	4,556,910
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	2,006,790	1,945,276
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,290,445	1,269,074
Pretium Mortgage Credit Partners(a),(g)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,964,610	3,961,899
Pretium Mortgage Credit Partners LLC(a),(g)
CMO Series 2021-RN3 Class A1
09/25/2051	4.843%	3,625,920	3,606,474
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	99,862	99,524
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	6.577%	139,821	139,399
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,277,273
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	1,489,281	1,353,887
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	2,475,479	2,361,423
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month Term SOFR + 0.874% Floor 0.760%, Cap 12.500% 04/20/2033	5.245%	180,310	169,360
CMO Series 2003-8 Class A1
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.500% 01/20/2034	5.125%	128,265	122,384
CMO Series 2004-11 Class A1
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.500% 12/20/2034	5.085%	124,318	112,068
CMO Series 2004-12 Class A3
6-month Term SOFR + 0.748% Floor 0.320%, Cap 11.500% 01/20/2035	5.031%	73,453	71,257
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	80,285	75,830
CMO Series 2020-3 Class A1
04/25/2065	1.486%	316,095	305,075
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	260,847	245,420
CMO Series 2021-1 Class A1
05/25/2065	1.219%	393,715	364,370
CMO Series 2021-4 Class A1
08/25/2056	1.059%	1,458,238	1,280,524
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	5.746%	53,927	49,866
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 10/19/2034	5.141%	117,672	111,158
CMO Series 2005-AR5 Class A3
1-month Term SOFR + 0.614% Floor 0.500%, Cap 11.000% 07/19/2035	4.981%	68,240	64,734
Structured Asset Securities Corp.(g)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	172,515	164,989
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	6.146%	77,426	76,518
CMO Series 2003-40A Class 3A2
01/25/2034	5.572%	59,432	57,685
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	5.682%	60,424	57,272
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	52,076	53,215
Vericrest Opportunity Loan Transferee XCIII LLC(a),(g)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	1,440,366	1,437,953
Vericrest Opportunity Loan Transferee XCIV LLC(a),(g)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	1,148,092	1,144,308
Vericrest Opportunity Loan Transferee XCVI LLC(a),(g)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	847,052	846,831
Vericrest Opportunity Loan Transferee XCVII LLC(a),(g)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	1,141,691	1,142,525
Vericrest Opportunity Loan Trust CI LLC(a),(g)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	1,199,928	1,184,516
Verus Securitization Trust(a),(d)
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	88,992	87,938
CMO Series 2021-1 Class A1
01/25/2066	0.815%	526,942	464,149
CMO Series 2021-2 Class A1
02/25/2066	1.031%	999,751	890,419
CMO Series 2021-3 Class A1
06/25/2066	1.046%	1,106,675	935,701
CMO Series 2021-4 Class A1
07/25/2066	0.938%	1,382,187	1,139,954
CMO Series 2021-8 Class A1
11/25/2066	1.824%	1,480,788	1,322,848
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	352,521	334,827
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	526,625	491,485
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	273,874	258,223
VM Master Issuer LLC(a),(c),(g)
CMO Series 2022-1 Class A1B
05/24/2025	6.174%	7,299,178	7,126,187
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	6.727%	132,799	124,714
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR5 Class A7
06/25/2033	6.197%	45,863	45,563
CMO Series 2003-AR6 Class A1
06/25/2033	7.265%	47,512	46,239
CMO Series 2003-AR7 Class A7
08/25/2033	6.707%	77,253	76,604
CMO Series 2004-AR3 Class A2
06/25/2034	5.703%	38,205	34,963
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	7,235	7,154
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2004-U Class A1
10/25/2034	7.272%	77,374	74,836
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $102,844,953)			98,740,558

U.S. Government & Agency Obligations 0.2%

Federal National Mortgage Association(i)
11/15/2030	0.000%	10,386,000	7,914,722
Total U.S. Government & Agency Obligations (Cost $9,334,066)			7,914,722

U.S. Treasury Obligations 14.1%

U.S. Treasury
01/31/2026	0.375%	2,026,000	1,943,852
09/30/2026	3.500%	272,000	268,621
11/30/2026	4.250%	13,631,000	13,630,468
05/31/2027	2.625%	802,000	772,176
11/15/2027	4.125%	1,305,000	1,299,597
12/15/2027	4.000%	19,023,000	18,878,841
01/31/2028	0.750%	6,183,000	5,556,005
05/15/2028	2.875%	6,745,000	6,444,110
06/30/2028	1.250%	7,276,000	6,558,063
09/30/2028	1.250%	4,502,000	4,023,663
09/30/2029	3.500%	671,000	645,838
10/31/2029	4.125%	12,052,000	11,916,415
11/30/2029	4.125%	35,187,000	34,799,393
12/31/2029	4.375%	22,678,000	22,669,142
03/31/2030	3.625%	4,842,000	4,667,234
08/31/2031	3.750%	4,766,000	4,567,913
11/15/2031	1.375%	25,659,000	20,972,223
11/30/2031	4.125%	13,207,000	12,930,478
11/15/2033	4.500%	21,344,000	21,257,290
11/15/2034	4.250%	5,676,000	5,531,439
08/15/2040	1.125%	5,222,000	3,116,065
11/15/2040	1.375%	25,905,000	16,044,909
02/15/2041	1.875%	53,685,000	35,968,950
02/15/2041	4.750%	2,185,000	2,175,782
05/15/2041	2.250%	9,815,000	6,967,116
08/15/2041	1.750%	27,244,000	17,649,004
11/15/2041	2.000%	43,740,000	29,387,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2041	3.125%	1,443,000	1,161,390
02/15/2042	2.375%	2,434,000	1,733,464
11/15/2042	2.750%	6,243,000	4,664,692
02/15/2043	3.125%	1,799,000	1,421,210
11/15/2043	3.750%	3,558,000	3,064,328
02/15/2044	3.625%	8,623,000	7,277,004
05/15/2044	3.375%	4,501,000	3,649,326
11/15/2044	4.625%	7,729,000	7,498,338
02/15/2045	2.500%	10,645,000	7,388,295
02/15/2047	3.000%	11,431,000	8,476,801
02/15/2048	3.000%	18,107,000	13,294,499
05/15/2048	3.125%	6,121,000	4,590,750
08/15/2048	3.000%	19,479,000	14,240,975
11/15/2048	3.375%	26,151,000	20,446,813
02/15/2049	3.000%	19,607,000	14,279,410
05/15/2049	2.875%	8,838,000	6,272,218
08/15/2049	2.250%	6,503,000	4,030,844
02/15/2050	2.000%	2,074,000	1,205,837
02/15/2051	1.875%	9,321,000	5,190,632
05/15/2051	2.375%	15,551,000	9,789,840
02/15/2052	2.250%	6,249,000	3,794,315
05/15/2054	4.625%	3,384,000	3,293,584
08/15/2054	4.250%	29,499,000	26,991,585
U.S. Treasury(i)
STRIPS
02/15/2032	0.000%	13,100,000	9,382,875
08/15/2033	0.000%	3,601,000	2,397,197
11/15/2033	0.000%	7,400,000	4,865,789
02/15/2034	0.000%	4,400,000	2,857,250
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2034	0.000%	2,400,000	1,539,656
11/15/2034	0.000%	1,850,000	1,157,189
11/15/2040	0.000%	48,283,000	21,623,617
02/15/2041	0.000%	6,430,822	2,838,605
Total U.S. Treasury Obligations (Cost $582,906,452)			531,060,728

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(m),(n)	36,753,236	36,745,886
Total Money Market Funds (Cost $36,746,027)		36,745,886
Total Investments in Securities (Cost: $3,990,975,004)		3,812,595,926
Other Assets & Liabilities, Net		(34,902,794)
Net Assets		3,777,693,132
At December 31, 2024, securities and/or cash totaling $6,187,100 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	116	03/2025	USD	13,205,875	—	(367,281)
U.S. Treasury 10-Year Note	19	03/2025	USD	2,066,250	—	(19,696)
U.S. Treasury 2-Year Note	301	03/2025	USD	61,888,422	—	(790)
U.S. Treasury 5-Year Note	1,214	03/2025	USD	129,053,891	—	(634,870)
U.S. Treasury Ultra 10-Year Note	255	03/2025	USD	28,384,688	—	(374,543)
U.S. Treasury Ultra Bond	403	03/2025	USD	47,919,219	—	(1,674,333)
Total					—	(3,071,513)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $907,184,131, which represents 24.01% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)	Valuation based on significant unobservable inputs.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Notes to Portfolio of Investments (continued)
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the total value of these securities amounted to $7,042,020, which represents 0.19% of total net assets.

(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	Zero coupon bond.
(j)	Perpetual security with no specified maturity date.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents a security purchased on a when-issued basis.
(m)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(n)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	236,590,405	1,646,445,881	(1,846,285,425)	(4,975)	36,745,886	(642)	8,799,450	36,753,236
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	356,201,189	9,449,093	365,650,282
Commercial Mortgage-Backed Securities - Agency	—	213,495,737	—	213,495,737
Commercial Mortgage-Backed Securities - Non-Agency	—	244,878,963	2,231,230	247,110,193
Convertible Bonds	—	4,529,874	—	4,529,874
Corporate Bonds & Notes	—	1,035,566,284	—	1,035,566,284
Foreign Government Obligations	—	43,924,522	—	43,924,522
Municipal Bonds	—	4,697,010	—	4,697,010
Residential Mortgage-Backed Securities - Agency	—	1,223,160,130	—	1,223,160,130
Residential Mortgage-Backed Securities - Non-Agency	—	89,657,650	9,082,908	98,740,558
U.S. Government & Agency Obligations	—	7,914,722	—	7,914,722
U.S. Treasury Obligations	—	531,060,728	—	531,060,728
Money Market Funds	36,745,886	—	—	36,745,886
Total Investments in Securities	36,745,886	3,755,086,809	20,763,231	3,812,595,926
Investments in Derivatives
Liability
Futures Contracts	(3,071,513)	—	—	(3,071,513)
Total	33,674,373	3,755,086,809	20,763,231	3,809,524,413
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,954,228,977)	$3,775,850,040
Affiliated issuers (cost $36,746,027)	36,745,886
Cash	82
Foreign currency (cost $1,299)	1,249
Cash collateral held at broker for:
TBA	650,000
Margin deposits on:
Futures contracts	5,537,100
Receivable for:
Investments sold	2,384,573
Investments sold on a delayed delivery basis	130,657,132
Dividends	209,866
Interest	24,690,418
Foreign tax reclaims	133,094
Prepaid expenses	20,912
Total assets	3,976,880,352
Liabilities
Cash collateral due to broker for:
TBA	580,000
Payable for:
Investments purchased	17,363,836
Investments purchased on a delayed delivery basis	176,767,664
Capital shares redeemed	3,622,410
Variation margin for futures contracts	391,734
Management services fees	48,856
Distribution and/or service fees	142
Service fees	973
Compensation of chief compliance officer	877
Compensation of board members	2,042
Other expenses	72,556
Deferred compensation of board members	336,130
Total liabilities	199,187,220
Net assets applicable to outstanding capital stock	$3,777,693,132
Represented by
Paid in capital	4,427,770,618
Total distributable earnings (loss)	(650,077,486)
Total - representing net assets applicable to outstanding capital stock	$3,777,693,132
Class 1
Net assets	$3,756,936,401
Shares outstanding	391,766,596
Net asset value per share	$9.59
Class 2
Net assets	$20,756,731
Shares outstanding	2,176,219
Net asset value per share	$9.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$8,799,450
Interest	217,373,203
Interfund lending	684
Foreign taxes withheld	(24,743)
Total income	226,148,594
Expenses:
Management services fees	22,524,735
Distribution and/or service fees
Class 2	49,237
Service fees	12,674
Custodian fees	95,486
Printing and postage fees	12,560
Accounting services fees	69,624
Legal fees	65,815
Interest on collateral	6,432
Compensation of chief compliance officer	864
Compensation of board members	59,054
Deferred compensation of board members	83,452
Other	70,805
Total expenses	23,050,738
Net investment income	203,097,856
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(97,051,224)
Investments — affiliated issuers	(642)
Foreign currency translations	1
Futures contracts	(3,270,302)
Swap contracts	(1,761,812)
Net realized loss	(102,083,979)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	39,355,120
Investments — affiliated issuers	(4,975)
Foreign currency translations	(52)
Futures contracts	(17,641,641)
Swap contracts	1,184,896
Net change in unrealized appreciation (depreciation)	22,893,348
Net realized and unrealized loss	(79,190,631)
Net increase in net assets resulting from operations	$123,907,225
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$203,097,856	$177,682,093
Net realized loss	(102,083,979)	(220,653,907)
Net change in unrealized appreciation (depreciation)	22,893,348	333,479,767
Net increase in net assets resulting from operations	123,907,225	290,507,953
Distributions to shareholders
Net investment income and net realized gains
Class 1	(176,742,282)	(131,798,480)
Class 2	(681,128)	(417,258)
Total distributions to shareholders	(177,423,410)	(132,215,738)
Decrease in net assets from capital stock activity	(1,052,777,264)	(131,877,018)
Total increase (decrease) in net assets	(1,106,293,449)	26,415,197
Net assets at beginning of year	4,883,986,581	4,857,571,384
Net assets at end of year	$3,777,693,132	$4,883,986,581

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	3,557,818	34,530,291	1,425,475	13,572,030
Distributions reinvested	18,507,045	176,742,282	14,066,007	131,798,480
Shares redeemed	(130,597,934)	(1,267,256,438)	(29,771,471)	(279,595,009)
Net decrease	(108,533,071)	(1,055,983,865)	(14,279,989)	(134,224,499)
Class 2
Shares sold	480,577	4,633,509	430,732	4,045,293
Distributions reinvested	71,623	681,128	44,722	417,258
Shares redeemed	(219,134)	(2,108,036)	(224,605)	(2,115,070)
Net increase	333,066	3,206,601	250,849	2,347,481
Total net decrease	(108,200,005)	(1,052,777,264)	(14,029,140)	(131,877,018)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$9.73	0.41	(0.19)	0.22	(0.36)	—	(0.36)
Year Ended 12/31/2023	$9.41	0.35	0.23	0.58	(0.26)	—	(0.26)
Year Ended 12/31/2022	$11.12	0.24	(1.71)	(1.47)	(0.17)	(0.07)	(0.24)
Year Ended 12/31/2021	$11.72	0.18	(0.32)	(0.14)	(0.17)	(0.29)	(0.46)
Year Ended 12/31/2020	$11.15	0.22	0.70	0.92	(0.24)	(0.11)	(0.35)
Class 2
Year Ended 12/31/2024	$9.68	0.38	(0.19)	0.19	(0.33)	—	(0.33)
Year Ended 12/31/2023	$9.36	0.33	0.23	0.56	(0.24)	—	(0.24)
Year Ended 12/31/2022	$11.07	0.22	(1.71)	(1.49)	(0.15)	(0.07)	(0.22)
Year Ended 12/31/2021	$11.66	0.15	(0.31)	(0.16)	(0.14)	(0.29)	(0.43)
Year Ended 12/31/2020	$11.10	0.19	0.69	0.88	(0.21)	(0.11)	(0.32)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Variable Portfolio – Partners Core Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$9.59	2.25%	0.48% (c)	0.48% (c)	4.21%	220%	$3,756,936
Year Ended 12/31/2023	$9.73	6.30%	0.48% (c)	0.48% (c)	3.69%	205%	$4,866,151
Year Ended 12/31/2022	$9.41	(13.29% )	0.47% (c)	0.47% (c)	2.45%	248%	$4,842,663
Year Ended 12/31/2021	$11.12	(1.24% )	0.47% (c)	0.47% (c)	1.55%	276%	$6,017,964
Year Ended 12/31/2020	$11.72	8.27%	0.48% (c)	0.48% (c)	1.90%	298%	$4,765,378
Class 2
Year Ended 12/31/2024	$9.54	2.01%	0.73% (c)	0.73% (c)	3.96%	220%	$20,757
Year Ended 12/31/2023	$9.68	6.06%	0.73% (c)	0.73% (c)	3.46%	205%	$17,836
Year Ended 12/31/2022	$9.36	(13.60% )	0.72% (c)	0.72% (c)	2.21%	248%	$14,909
Year Ended 12/31/2021	$11.07	(1.41% )	0.72% (c)	0.72% (c)	1.30%	276%	$16,962
Year Ended 12/31/2020	$11.66	7.97%	0.73% (c)	0.73% (c)	1.64%	298%	$16,394
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Variable Portfolio – Partners Core Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure or to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,071,513 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,761,812)	(1,761,812)
Interest rate risk	(3,270,302)	—	(3,270,302)
Total	(3,270,302)	(1,761,812)	(5,032,114)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,184,896	1,184,896
Interest rate risk	(17,641,641)	—	(17,641,641)
Total	(17,641,641)	1,184,896	(16,456,745)

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	379,214,074
Futures contracts — short	5,646,982
Credit default swap contracts — buy protection	5,448,497
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.47% of the Fund’s average daily net assets.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Allspring Global Investments, LLC and J.P. Morgan Investment Management Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.53
Class 2	0.78
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions and miscellaneous adjustments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
156,833	(156,833)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
177,423,410	—	177,423,410	132,215,738	—	132,215,738
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
201,328,433	—	(652,955,480)	(198,114,259)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
4,007,638,672	8,144,657	(206,258,916)	(198,114,259)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(225,483,188)	(427,472,292)	(652,955,480)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $10,432,769,614 and $11,452,535,824, respectively, for the year ended December 31, 2024, of which $8,758,547,285 and $9,350,249,536, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	700,000	5.86	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Variable Portfolio – Partners Core Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Variable Portfolio – Partners Core Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Variable Portfolio – Partners Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Variable Portfolio – Partners Core Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Variable Portfolio – Partners Core Bond Fund  | 2024

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Variable Portfolio – Partners Core Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7052_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025